REGISTRATION STATEMENT NO. 333-00165
                                                                       811-07487
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)
                                   -----------
                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on December 30, 2005 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment is to file the attached Supplement Dated December 30, 2005. This Post-Effective Amendment does not supercede any previously filed post-effective amendment.

The following documents are incorporated herein by reference:

     Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below Gold Track Select), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-00165.

     Supplement Dated September 1, 2005 to the Gold Track Select Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on September 1, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-00165.

                                     PART A

                                   SUPPLEMENT

          SUPPLEMENT DATED DECEMBER 30, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                                                               GOLD TRACK SELECT
                                            TRAVELERS RETIREMENT ACCOUNT ANNUITY
                                                        UNIVERSAL SELECT ANNUITY
                                                     UNIVERSAL ANNUITY ADVANTAGE

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective January 3, 2006, the Variable Funding Options shown below are added to the list of Variable Funding Options shown on the first page of the prospectus. If you purchased your Contract through a tax-qualified group retirement plan ("Plan"), these additional Variable Funding Options are available only if approved by your Plan.

METROPOLITAN SERIES FUND, INC.
     MetLife Conservative Allocation Portfolio--Class B
     MetLife Conservative to Moderate Allocation Portfolio--Class B MetLife Moderate Allocation Portfolio--Class B
     MetLife Moderate to Aggressive Allocation Portfolio--Class B
     MetLife Aggressive Allocation Portfolio--Class B

Some Variable Funding Options may not be available in all states.

In the "Fee Table" section, after the table of Underlying Fund Fees and Expenses, the following information is added:

                                                                                                          NET TOTAL
                                                                                                           ANNUAL
                                                                                                          OPERATING
                                                                                                          EXPENSES
                                      DISTRIBUTION                            CONTRACTUAL                 INCLUDING
                                         AND/OR                               FEE WAIVER    NET TOTAL     ESTIMATED
                                        SERVICE                 TOTAL ANNUAL    AND/OR        ANNUAL    EXPENSES OF
                         MANAGEMENT     (12b-1)       OTHER       OPERATING     EXPENSE     OPERATING    UNDERLYING
UNDERLYING FUND              FEE          FEES       EXPENSES     EXPENSES   REIMBURSEMENT   EXPENSES    PORTFOLIOS
---------------         ----------------------------------------------------------------------------------------------
METROPOLITAN SERIES
FUND, INC.
   MetLife Conservative
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.25%         0.60%        0.25%        0.35%         1.00%
   MetLife
   Conservative to
   Moderate Allocation
   Portfolio
   --Class B (1)             0.10%        0.25%        0.08%         0.43%        0.08%        0.35%         1.02%
   MetLife Moderate
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.05%         0.40%        0.05%        0.35%         1.04%
   MetLife Moderate to
   Aggressive
   Allocation
   Portfolio--Class B (1)    0.10%        0.25%        0.06%         0.41%        0.06%        0.35%         1.07%
   MetLife Aggressive
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.19%         0.54%        0.19%        0.35%         1.09%

NOTES

(1) Pursuant to an expense agreement, MetLife Advisers, LLC ("MetLife Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses, underlying portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following portfolios as indicated:

               ------------------------------------------------------------------------------------------
                                                                                          Percentage
               ------------------------------------------------------------------------------------------
               MetLife Conservative Allocation Portfolio--Class B                           0.35%
               ------------------------------------------------------------------------------------------
               MetLife Conservative to Moderate Allocation Portfolio--Class B               0.35%
               ------------------------------------------------------------------------------------------
               MetLife Moderate Allocation Portfolio--Class B                               0.35%
               ------------------------------------------------------------------------------------------
               MetLife Moderate to Aggressive Allocation Portfolio--Class B                 0.35%
               ------------------------------------------------------------------------------------------
               MetLife Aggressive Allocation Portfolio--Class B                             0.35%
               ------------------------------------------------------------------------------------------

     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2006. The effect of such waiver and reimbursement is that performance results are increased.

     These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. These portfolios began operations on May 1, 2005. The expense information in the fee table is an estimate of the portfolios' expenses through December 31, 2005. The total expenses after waiver/reimbursement for the underlying portfolios includes the estimated expenses of the underlying portfolios (after applicable fee waivers and expense reimbursements) as of May 1, 2005. The estimated expenses of the underlying portfolios (AFTER applicable expense limitations) are: 0.65% for the MetLife Conservative Allocation Portfolio; 0.67% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.72% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.74% for the MetLife Aggressive Allocation Portfolio. The estimated total annual operating expenses of the portfolios (BEFORE applicable fee waivers and expense reimbursements), including the weighted average of the total operating expenses of the underlying portfolios (BEFORE applicable fee waivers and reimbursements) as of May 1, 2005 are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio; 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio.

     Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

In the section entitled "The Variable Funding Options," the following information is added to the table that lists the Variable Funding Options, along with their investment advisers and any subadviser:

              FUNDING                               INVESTMENT                             INVESTMENT
              OPTION                                OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------   -------------------------------------    ----------------------------------
MetLife Conservative Allocation        Seeks a high level of current            MetLife Advisers, LLC
Portfolio--Class B                     income, with growth of capital as a
                                       secondary objective.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Conservative to Moderate       Seeks a high total return in the         MetLife Advisers, LLC
Allocation Portfolio--Class B          form of income and growth of
                                       capital, with a greater emphasis on
                                       income.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Moderate Allocation            Seeks a balance between a high           MetLife Advisers, LLC
Portfolio--Class B                     level of current income and growth
                                       of capital, with a greater emphasis
                                       on growth of capital.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Moderate to Aggressive         Seeks growth of capital.                 MetLife Advisers, LLC
Allocation Portfolio--Class B
------------------------------------   -------------------------------------    ----------------------------------
MetLife Aggressive Allocation          Seeks growth of capital.                 MetLife Advisers, LLC
Portfolio--Class B
------------------------------------   -------------------------------------    ----------------------------------

In the prospectuses for Gold Track Select, Travelers Retirement Account Annuity, and Universal Select Annuity, in the section entitled "Asset Allocation Programs" in the subsection entitled "CHART Asset Allocation Program", the following sentence is added as the first paragraph of the subsection:

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.

L-24562                                                           December, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   GOLD TRACK
                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                DECEMBER 30, 2005


                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................         2
PRINCIPAL UNDERWRITER.................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................         2
VALUATION OF ASSETS...................................................         3
FEDERAL TAX CONSIDERATIONS............................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................         7
CONDENSED FINANCIAL INFORMATION.......................................         8
FINANCIAL STATEMENTS..................................................       F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account QP for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- ----------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2004                                                       $132,410                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                        $73,223                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                        $88,393                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

      (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account QP for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

ANNUAL REPORT
DECEMBER 31, 2004

                        THE TRAVELERS SEPARATE ACCOUNT QP
                        FOR VARIABLE ANNUITIES


[TRAVELERS LOGO]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                               DREYFUS
                                                                STOCK
                                                                INDEX                 HIGH
                                           CAPITAL              FUND-                YIELD                MANAGED
                                        APPRECIATION           INITIAL                BOND                ASSETS
                                            FUND                SHARES               TRUST                TRUST
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 80,652,625         $ 26,932,357         $  7,275,105         $ 39,356,998

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            80,652,625           26,932,357            7,275,105           39,356,998
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 80,652,625         $ 26,932,357         $  7,275,105         $ 39,356,998
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               AIM V.I.              GLOBAL
                                                               PREMIER               GROWTH               GROWTH
                                            MONEY               EQUITY               FUND -               FUND -
                                           MARKET               FUND -              CLASS 2              CLASS 2
                                          PORTFOLIO            SERIES I              SHARES               SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 12,393,094         $    576,421         $    652,495         $  1,437,452

  Receivables:
    Dividends ................                11,053                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            12,404,147              576,421              652,495            1,437,452
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 12,404,147         $    576,421         $    652,495         $  1,437,452
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2004

                                                                  CITISTREET            CITISTREET             CREDIT
                         CITISTREET           CITISTREET             LARGE                SMALL                SUISSE
  GROWTH-INCOME         DIVERSIFIED         INTERNATIONAL           COMPANY              COMPANY               TRUST
     FUND -                 BOND                STOCK                STOCK                STOCK               EMERGING
     CLASS 2               FUND -               FUND -              FUND -                FUND -              MARKETS
     SHARES               CLASS I              CLASS I              CLASS I              CLASS I             PORTFOLIO
  ------------         ------------         -------------        ------------         ------------         ------------
  $    994,629         $112,389,397         $ 75,908,134         $114,889,238         $ 62,036,051         $  1,584,501


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       994,629          112,389,397           75,908,134          114,889,238           62,036,051            1,584,501
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    994,629         $112,389,397         $ 75,908,134         $114,889,238         $ 62,036,051         $  1,584,501
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               DELAWARE              DREYFUS
                                                                 VIP                  VIF -              DREYFUS
                                          DELAWARE            SMALL CAP             DEVELOPING            VIF -
                                          VIP REIT              VALUE                LEADERS           APPRECIATION
                                          SERIES -             SERIES -            PORTFOLIO -         PORTFOLIO -
                                          STANDARD             STANDARD              INITIAL             INITIAL
                                            CLASS               CLASS                 SHARES              SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  4,627,345         $  7,492,373         $ 17,224,619         $ 17,235,194

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             4,627,345            7,492,373           17,224,619           17,235,194
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  4,627,345         $  7,492,373         $ 17,224,619         $ 17,235,194
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         TEMPLETON                                 TEMPLETON
     MUTUAL              DEVELOPING          TEMPLETON              GLOBAL              TEMPLETON           TEMPLETON
     SHARES               MARKETS             FOREIGN                ASSET                GROWTH              GROWTH
   SECURITIES            SECURITIES          SECURITIES           ALLOCATION            SECURITIES          SECURITIES
     FUND -                FUND -              FUND -               FUND -                FUND -              FUND -
     CLASS 2              CLASS 2             CLASS 2               CLASS 1              CLASS 1             CLASS 2
     SHARES                SHARES              SHARES               SHARES                SHARES              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  1,613,703         $    150,203         $    476,810         $  9,776,220         $ 23,876,517         $    145,297


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     1,613,703              150,203              476,810            9,776,220           23,876,517              145,297
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,613,703         $    150,203         $    476,810         $  9,776,220         $ 23,876,517         $    145,297
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 EQUITY
                                                                 INDEX                                    BALANCED
                                                              PORTFOLIO -          FUNDAMENTAL          PORTFOLIO -
                                        APPRECIATION            CLASS II              VALUE               SERVICE
                                          PORTFOLIO              SHARES             PORTFOLIO              SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,052,612         $ 21,187,617         $  5,217,596         $  4,219,385

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,052,612           21,187,617            5,217,596            4,219,385
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,052,612         $ 21,187,617         $  5,217,596         $  4,219,385
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                            OPPENHEIMER
     MID CAP             WORLDWIDE                                                                              MAIN
     GROWTH                GROWTH               LAZARD              GROWTH                                     STREET
   PORTFOLIO -          PORTFOLIO -           RETIREMENT              AND                MID-CAP             FUND/VA -
     SERVICE              SERVICE             SMALL CAP             INCOME                VALUE               SERVICE
     SHARES                SHARES             PORTFOLIO            PORTFOLIO            PORTFOLIO              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  1,123,018         $  1,722,155         $     77,211         $    176,710         $    217,463         $     10,446


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     1,123,018            1,722,155               77,211              176,710              217,463               10,446
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,123,018         $  1,722,155         $     77,211         $    176,710         $    217,463         $     10,446
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                PUTNAM                                     PUTNAM
                                                                  VT                PUTNAM VT                VT
                                            TOTAL             DISCOVERY           INTERNATIONAL          SMALL CAP
                                           RETURN               GROWTH                EQUITY               VALUE
                                         PORTFOLIO -            FUND -                FUND -               FUND -
                                       ADMINISTRATIVE          CLASS IB              CLASS IB             CLASS IB
                                            CLASS               SHARES                SHARES               SHARES
                                       --------------        ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  5,008,210         $    112,270         $  2,111,795         $  4,788,813

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             5,008,210              112,270            2,111,795            4,788,813
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  5,008,210         $    112,270         $  2,111,795         $  4,788,813
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                               SMITH
                                                                                                               BARNEY
                                                                                          SMITH               PREMIER
                                              SMALL CAP              TOTAL                BARNEY             SELECTIONS
     ALL CAP             INVESTORS              GROWTH              RETURN               DIVIDEND             ALL CAP
     FUND -                FUND -               FUND -              FUND -               STRATEGY              GROWTH
     CLASS I              CLASS I              CLASS I              CLASS I             PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $ 11,938,257         $  3,681,363         $  1,458,186         $    706,745         $    289,799         $     98,099


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    11,938,257            3,681,363            1,458,186              706,745              289,799               98,099
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 11,938,257         $  3,681,363         $  1,458,186         $    706,745         $    289,799         $     98,099
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           STRONG
                                            MULTI                                  DISCIPLINED
                                             CAP              CONVERTIBLE            MID CAP               EQUITY
                                            VALUE              SECURITIES             STOCK                INCOME
                                           FUND II             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,260,252         $    852,637         $ 12,202,525         $ 22,449,072

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,260,252              852,637           12,202,525           22,449,072
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,260,252         $    852,637         $ 12,202,525         $ 22,449,072
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         MERRILL
                                                                    LAZARD                LYNCH                 MFS
    FEDERATED            FEDERATED              LARGE            INTERNATIONAL          LARGE CAP             EMERGING
   HIGH YIELD              STOCK                 CAP                 STOCK                 CORE                GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         -------------        ------------         ------------
  $    369,082         $  4,086,388         $ 16,215,299         $  2,396,351         $  1,303,675         $    185,397


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       369,082            4,086,388           16,215,299            2,396,351            1,303,675              185,397
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    369,082         $  4,086,388         $ 16,215,299         $  2,396,351         $  1,303,675         $    185,397
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             MFS                                                           SOCIAL
                                           MID CAP                MFS                PIONEER             AWARENESS
                                           GROWTH                VALUE                 FUND                STOCK
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  6,673,838         $     89,062         $  3,474,214         $ 10,372,985

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             6,673,838               89,062            3,474,214           10,372,985
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  6,673,838         $     89,062         $  3,474,214         $ 10,372,985
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 SB
                                                                                                             ADJUSTABLE
                                                                                                                RATE
    TRAVELERS               U.S.                AIM                   MFS                PIONEER               INCOME
     QUALITY             GOVERNMENT           CAPITAL                TOTAL              STRATEGIC           PORTFOLIO -
      BOND               SECURITIES         APPRECIATION            RETURN                INCOME              CLASS I
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  5,567,243         $ 11,105,594         $  2,235,804         $ 26,401,198         $  2,515,053         $     20,561


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     5,567,243           11,105,594            2,235,804           26,401,198            2,515,053               20,561
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  5,567,243         $ 11,105,594         $  2,235,804         $ 26,401,198         $  2,515,053         $     20,561
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SMITH
                                            SMITH                SMITH                BARNEY               SMITH
                                           BARNEY                BARNEY           INTERNATIONAL            BARNEY
                                         AGGRESSIVE               HIGH               ALL CAP             LARGE CAP
                                           GROWTH                INCOME               GROWTH               VALUE
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         -------------        ------------
ASSETS:
  Investments at market value:          $  7,722,283         $  1,770,344         $  5,383,611         $  9,111,365

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             7,722,283            1,770,344            5,383,611            9,111,365
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  7,722,283         $  1,770,344         $  5,383,611         $  9,111,365
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH
     BARNEY                SMITH                                                         EMERGING
      LARGE                BARNEY                                  COMSTOCK               GROWTH             ENTERPRISE
 CAPITALIZATION            MONEY              STRATEGIC           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     GROWTH                MARKET               EQUITY             CLASS II              CLASS II             CLASS II
    PORTFOLIO            PORTFOLIO            PORTFOLIO             SHARES                SHARES               SHARES
 --------------        ------------         ------------         ------------         ------------         ------------
  $  6,708,918         $  4,888,245         $ 45,006,562         $    448,481         $    444,156         $    109,434


            --                3,958                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     6,708,918            4,892,203           45,006,562              448,481              444,156              109,434
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  6,708,918         $  4,892,203         $ 45,006,562         $    448,481         $    444,156         $    109,434
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH
                                           BARNEY               EQUITY -                                    HIGH
                                          SMALL CAP              INCOME               GROWTH               INCOME
                                           GROWTH             PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                        OPPORTUNITIES           INITIAL              INITIAL              INITIAL
                                          PORTFOLIO              CLASS                CLASS                CLASS
                                        -------------        ------------         ------------         ------------
ASSETS:
  Investments at market value:          $    716,023         $ 27,354,126         $ 38,684,702         $  2,913,902

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               716,023           27,354,126           38,684,702            2,913,902
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    716,023         $ 27,354,126         $ 38,684,702         $  2,913,902
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              DYNAMIC
      ASSET                                   CAPITAL
     MANAGER           CONTRAFUND(R)        APPRECIATION            MID CAP
   PORTFOLIO -         PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
     INITIAL             SERVICE              SERVICE               SERVICE
      CLASS              CLASS 2              CLASS 2               CLASS 2              COMBINED
  ------------         -------------        ------------         ------------         ------------
  $ 13,273,170         $  9,672,618         $    156,066         $  7,620,698         $996,655,462


            --                   --                   --                   --               15,011
            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

    13,273,170            9,672,618              156,066            7,620,698          996,670,473
  ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

  $ 13,273,170         $  9,672,618         $    156,066         $  7,620,698         $996,670,473
  ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             DREYFUS
                                                                              STOCK
                                                                              INDEX                HIGH
                                                         CAPITAL              FUND -              YIELD              MANAGED
                                                      APPRECIATION           INITIAL               BOND               ASSETS
                                                          FUND                SHARES              TRUST               TRUST
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $    461,098        $    480,892        $    895,356
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            551,597             202,874              56,606             314,559
  Administrative fees .........................              3,623               3,281                 238                 878
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            555,220             206,155              56,844             315,437
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............           (555,220)            254,943             424,048             579,919
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --               4,603             324,546
    Realized gain (loss) on sale of investments         (3,443,982)           (235,056)            103,590            (407,744)
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................         (3,443,982)           (235,056)            108,193             (83,198)
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................         16,732,419           2,383,289              (8,833)          2,643,583
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $ 12,733,217        $  2,403,176        $    523,408        $  3,140,304
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        AIM V.I.            GLOBAL                                                   CITISTREET
                        PREMIER             GROWTH              GROWTH           GROWTH-INCOME      DIVERSIFIED
      MONEY              EQUITY             FUND -              FUND -               FUND -             BOND
     MARKET              FUND -            CLASS 2              CLASS 2             CLASS 2            FUND -
    PORTFOLIO           SERIES I            SHARES              SHARES               SHARES           CLASS I
  ------------       ------------        ------------        ------------        -------------      ------------
  $    130,093       $      2,580        $        344        $      1,882        $      6,771       $  3,706,479
  ------------       ------------        ------------        ------------        ------------       ------------


       102,223              3,889                 886               2,784               1,450            939,845
            33                 56                   1                  --                   4                544
  ------------       ------------        ------------        ------------        ------------       ------------

       102,256              3,945                 887               2,784               1,454            940,389
  ------------       ------------        ------------        ------------        ------------       ------------

        27,837             (1,365)               (543)               (902)              5,317          2,766,090
  ------------       ------------        ------------        ------------        ------------       ------------



            --                 --                  --                  --                  --                 --
            --               (111)               (140)              1,238                 420            730,033
  ------------       ------------        ------------        ------------        ------------       ------------

            --               (111)               (140)              1,238                 420            730,033
  ------------       ------------        ------------        ------------        ------------       ------------


            --             28,191              47,706             123,143              59,134            568,692
  ------------       ------------        ------------        ------------        ------------       ------------



  $     27,837       $     26,715        $     47,023        $    123,479        $     64,871       $  4,064,815
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           CITISTREET           CITISTREET            CREDIT
                                                      CITISTREET             LARGE                SMALL               SUISSE
                                                     INTERNATIONAL          COMPANY              COMPANY              TRUST
                                                         STOCK               STOCK                STOCK              EMERGING
                                                        FUND -               FUND -               FUND -             MARKETS
                                                        CLASS I             CLASS I              CLASS I            PORTFOLIO
                                                     -------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $    970,096        $    910,100        $     63,741        $      3,809
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            602,627             909,262             478,190              11,647
  Administrative fees .........................                222                 564                 303                  13
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            602,849             909,826             478,493              11,660
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            367,247                 274            (414,752)             (7,851)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments         (2,214,194)         (2,396,905)            141,733              37,185
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................         (2,214,194)         (2,396,905)            141,733              37,185
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................         11,286,398          12,028,450           7,997,298             262,304
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $  9,439,451        $  9,631,819        $  7,724,279        $    291,638
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        DELAWARE           DREYFUS                                                    TEMPLETON
    DELAWARE           VIP SMALL            VIF -               DREYFUS             MUTUAL            DEVELOPING
       VIP                CAP             DEVELOPING             VIF -              SHARES             MARKETS
      REIT               VALUE             LEADERS           APPRECIATION         SECURITIES          SECURITIES
    SERIES -            SERIES -         PORTFOLIO -          PORTFOLIO -           FUND -              FUND -
    STANDARD            STANDARD           INITIAL              INITIAL            CLASS 2             CLASS 2
      CLASS              CLASS              SHARES              SHARES              SHARES              SHARES
  ------------       ------------        ------------        ------------        ------------       ------------
  $     69,120       $     11,717        $     32,911        $    285,126        $      6,714       $        181
  ------------       ------------        ------------        ------------        ------------       ------------


        27,811             50,409             134,856             150,388               6,359                243
           168                 63                 468                 288                   4                  1
  ------------       ------------        ------------        ------------        ------------       ------------

        27,979             50,472             135,324             150,676               6,363                244
  ------------       ------------        ------------        ------------        ------------       ------------

        41,141            (38,755)           (102,413)            134,450                 351                (63)
  ------------       ------------        ------------        ------------        ------------       ------------



        71,619            116,952                  --                  --                  --                 --
       136,258            132,137             (71,559)           (193,853)              8,314                448
  ------------       ------------        ------------        ------------        ------------       ------------

       207,877            249,089             (71,559)           (193,853)              8,314                448
  ------------       ------------        ------------        ------------        ------------       ------------


       718,367          1,027,022           1,799,556             748,102             136,387             18,214
  ------------       ------------        ------------        ------------        ------------       ------------



  $    967,385       $  1,237,356        $  1,625,584        $    688,699        $    145,052       $     18,599
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            TEMPLETON
                                                        TEMPLETON             GLOBAL           TEMPLETON            TEMPLETON
                                                         FOREIGN              ASSET              GROWTH               GROWTH
                                                       SECURITIES           ALLOCATION         SECURITIES           SECURITIES
                                                         FUND -               FUND -             FUND -               FUND -
                                                         CLASS 2             CLASS 1            CLASS 1              CLASS 2
                                                         SHARES               SHARES             SHARES               SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $      1,593        $    258,715        $    274,262        $        156
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              1,364              69,375             162,729                 282
  Administrative fees .........................                  1               1,128               1,534                   2
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................              1,365              70,503             164,263                 284
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............                228             188,212             109,999                (128)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                503              17,332            (116,935)                  3
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................                503              17,332            (116,935)                  3
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             55,035           1,062,781           3,191,231              13,284
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $     55,766        $  1,268,325        $  3,184,295        $     13,159
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         EQUITY                                                     MID CAP           WORLDWIDE
                         INDEX                                 BALANCED              GROWTH             GROWTH
                      PORTFOLIO -        FUNDAMENTAL          PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
  APPRECIATION          CLASS II            VALUE               SERVICE             SERVICE            SERVICE
   PORTFOLIO             SHARES           PORTFOLIO             SHARES               SHARES             SHARES
  ------------       ------------        ------------        ------------        ------------       ------------
  $     11,250       $    274,724        $     33,502        $     89,075        $         --       $     15,350
  ------------       ------------        ------------        ------------        ------------       ------------


         7,270            164,416              40,429              28,290               6,650             11,554
            21                286                  43                  66                  40                 40
  ------------       ------------        ------------        ------------        ------------       ------------

         7,291            164,702              40,472              28,356               6,690             11,594
  ------------       ------------        ------------        ------------        ------------       ------------

         3,959            110,022              (6,970)             60,719              (6,690)             3,756
  ------------       ------------        ------------        ------------        ------------       ------------



            --                 --             118,777                  --                  --                 --
        10,779            (28,711)             68,422              24,299              10,942            (26,810)
  ------------       ------------        ------------        ------------        ------------       ------------

        10,779            (28,711)            187,199              24,299              10,942            (26,810)
  ------------       ------------        ------------        ------------        ------------       ------------


        56,453          1,711,265             164,282             200,465             170,181             80,374
  ------------       ------------        ------------        ------------        ------------       ------------



  $     71,191       $  1,792,576        $    344,511        $    285,483        $    174,433       $     57,320
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                  OPPENHEIMER
                                                                                                                      MAIN
                                                         LAZARD               GROWTH                                 STREET
                                                       RETIREMENT              AND               MID-CAP           FUND/VA -
                                                        SMALL CAP             INCOME              VALUE             SERVICE
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO            SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $      1,386        $        530        $         --
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................                146                 561                 303                  18
  Administrative fees .........................                 --                  --                  --                  --
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................                146                 561                 303                  18
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............               (146)                825                 227                 (18)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --               1,409               2,702                  --
    Realized gain (loss) on sale of investments                  4              (1,254)                  6                  --
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................                  4                 155               2,708                  --
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              8,006              16,362              17,186                 696
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $      7,864        $     17,342        $     20,121        $        678
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         PUTNAM                                 PUTNAM
                           VT             PUTNAM VT               VT
      TOTAL            DISCOVERY        INTERNATIONAL          SMALL CAP
     RETURN              GROWTH             EQUITY               VALUE
   PORTFOLIO -           FUND -             FUND -              FUND -             ALL CAP            INVESTORS
 ADMINISTRATIVE         CLASS IB           CLASS IB            CLASS IB            FUND -               FUND -
      CLASS              SHARES             SHARES              SHARES             CLASS I             CLASS I
 --------------      ------------       -------------        ------------        ------------       ------------
  $     87,592       $         --        $     28,842        $     12,628        $     61,903       $     51,702
  ------------       ------------        ------------        ------------        ------------       ------------


        35,401                757              13,423              26,602              89,695             28,415
            97                 13                  34                 107                 176                146
  ------------       ------------        ------------        ------------        ------------       ------------

        35,498                770              13,457              26,709              89,871             28,561
  ------------       ------------        ------------        ------------        ------------       ------------

        52,094               (770)             15,385             (14,081)            (27,968)            23,141
  ------------       ------------        ------------        ------------        ------------       ------------



        72,430                 --                  --                  --                  --                 --
        19,383              3,267             146,093              96,253             142,429             40,456
  ------------       ------------        ------------        ------------        ------------       ------------

        91,813              3,267             146,093              96,253             142,429             40,456
  ------------       ------------        ------------        ------------        ------------       ------------


        42,197              5,190             122,361             788,046             707,255            255,201
  ------------       ------------        ------------        ------------        ------------       ------------



  $    186,104       $      7,687        $    283,839        $    870,218        $    821,716       $    318,798
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                      SMITH
                                                                                                                      BARNEY
                                                                                                  SMITH              PREMIER
                                                        SMALL CAP             TOTAL               BARNEY            SELECTIONS
                                                         GROWTH               RETURN             DIVIDEND            ALL CAP
                                                         FUND -               FUND -             STRATEGY             GROWTH
                                                         CLASS I             CLASS I            PORTFOLIO           PORTFOLIO
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $     12,696        $      2,692        $         --
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              8,060               6,794               2,435                 720
  Administrative fees .........................                  9                  63                  41                  14
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................              8,069               6,857               2,476                 734
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............             (8,069)              5,839                 216                (734)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              12,823                  --                  --
    Realized gain (loss) on sale of investments             23,030              13,527               2,836               1,697
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             23,030              26,350               2,836               1,697
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................            159,006              21,862               4,119               1,701
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $    173,967        $     54,051        $      7,171        $      2,664
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     STRONG
      MULTI                              DISCIPLINED                               FEDERATED
       CAP            CONVERTIBLE          MID CAP              EQUITY                HIGH            FEDERATED
      VALUE            SECURITIES           STOCK               INCOME               YIELD              STOCK
     FUND II           PORTFOLIO          PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------       ------------        ------------        ------------        ------------       ------------
  $         --       $     17,793        $     31,673        $    281,906        $     26,290       $     56,518
  ------------       ------------        ------------        ------------        ------------       ------------


         9,388              3,379              76,819             183,284               2,974             32,641
            15                 13                 306                 389                  19                 37
  ------------       ------------        ------------        ------------        ------------       ------------

         9,403              3,392              77,125             183,673               2,993             32,678
  ------------       ------------        ------------        ------------        ------------       ------------

        (9,403)            14,401             (45,452)             98,233              23,297             23,840
  ------------       ------------        ------------        ------------        ------------       ------------



            --                 --             332,013           1,008,905                  --                 --
        22,967              4,078             166,912             244,980              (2,771)            20,941
  ------------       ------------        ------------        ------------        ------------       ------------

        22,967              4,078             498,925           1,253,885              (2,771)            20,941
  ------------       ------------        ------------        ------------        ------------       ------------


       150,553             17,184           1,149,523             480,882              10,746            314,536
  ------------       ------------        ------------        ------------        ------------       ------------



  $    164,117       $     35,663        $  1,602,996        $  1,833,000        $     31,272       $    359,317
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 MERRILL
                                                                                                  LYNCH
                                                                              LAZARD              LARGE                MFS
                                                          LARGE           INTERNATIONAL            CAP               EMERGING
                                                           CAP                STOCK                CORE               GROWTH
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      ------------        -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $    126,708        $     34,240        $      6,724        $         --
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            138,623              18,296              10,001               1,184
  Administrative fees .........................                197                  34                  24                  14
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            138,820              18,330              10,025               1,198
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (12,112)             15,910              (3,301)             (1,198)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (722,023)            (31,433)            (56,708)              2,453
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................           (722,023)            (31,433)            (56,708)              2,453
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          1,599,871             319,058             229,771              18,164
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $    865,736        $    303,535        $    169,762        $     19,419
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

       MFS                                                      SOCIAL             TRAVELERS            U.S.
     MID CAP             MFS                PIONEER            AWARENESS            QUALITY          GOVERNMENT
     GROWTH             VALUE                 FUND               STOCK                BOND           SECURITIES
    PORTFOLIO         PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
  ------------       ------------        ------------        ------------        ------------       ------------
  $         --       $        961        $     30,670        $     74,191        $    263,323       $    487,429
  ------------       ------------        ------------        ------------        ------------       ------------


        54,252                 67              27,421              86,615              46,776             93,784
           245                 --                  94                 888                 344                532
  ------------       ------------        ------------        ------------        ------------       ------------

        54,497                 67              27,515              87,503              47,120             94,316
  ------------       ------------        ------------        ------------        ------------       ------------

       (54,497)               894               3,155             (13,312)            216,203            393,113
  ------------       ------------        ------------        ------------        ------------       ------------



            --                736                  --                  --                  --             20,674
      (402,958)                 1            (197,544)           (157,929)             13,267             (6,221)
  ------------       ------------        ------------        ------------        ------------       ------------

      (402,958)               737            (197,544)           (157,929)             13,267             14,453
  ------------       ------------        ------------        ------------        ------------       ------------


     1,229,271              1,545             523,867             673,891             (93,501)           167,527
  ------------       ------------        ------------        ------------        ------------       ------------



  $    771,816       $      3,176        $    329,478        $    502,650        $    135,969       $    575,093
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                       SB
                                                                                                                   ADJUSTABLE
                                                                                                                      RATE
                                                           AIM                 MFS               PIONEER             INCOME
                                                         CAPITAL              TOTAL             STRATEGIC         PORTFOLIO -
                                                      APPRECIATION            RETURN              INCOME            CLASS I
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO            SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $      2,938        $    684,790        $    165,224        $        217
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................             17,643             202,685              19,960                  42
  Administrative fees .........................                 20               1,119                 157                  --
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................             17,663             203,804              20,117                  42
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (14,725)            480,986             145,107                 175
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --             698,353                  --                  --
    Realized gain (loss) on sale of investments             28,595              84,690             (17,264)                 --
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             28,595             783,043             (17,264)                 --
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             98,329           1,231,459              94,061                (136)
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $    112,199        $  2,495,488        $    221,904        $         39
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                            SMITH                SMITH              SMITH
      SMITH              SMITH              BARNEY              BARNEY              BARNEY             SMITH
     BARNEY              BARNEY         INTERNATIONAL            LARGE              LARGE              BARNEY
   AGGRESSIVE             HIGH             ALL CAP                CAP           CAPITALIZATION         MONEY
     GROWTH              INCOME             GROWTH               VALUE              GROWTH             MARKET
    PORTFOLIO          PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
  ------------       ------------       -------------        ------------       --------------      ------------
  $         --       $    141,330        $     46,419        $    166,518        $     23,914       $     44,367
  ------------       ------------        ------------        ------------        ------------       ------------


        56,387             14,670              40,772              62,254              59,253             45,828
            27                113                 120                 375                 150                803
  ------------       ------------        ------------        ------------        ------------       ------------

        56,414             14,783              40,892              62,629              59,403             46,631
  ------------       ------------        ------------        ------------        ------------       ------------

       (56,414)           126,547               5,527             103,889             (35,489)            (2,264)
  ------------       ------------        ------------        ------------        ------------       ------------



        28,648                 --                  --                  --                  --                 --
       102,771             (9,841)             27,628             (33,926)            (14,149)                --
  ------------       ------------        ------------        ------------        ------------       ------------

       131,419             (9,841)             27,628             (33,926)            (14,149)                --
  ------------       ------------        ------------        ------------        ------------       ------------


       547,936             35,955             740,401             736,188             (25,376)                --
  ------------       ------------        ------------        ------------        ------------       ------------



  $    622,941       $    152,661        $    773,556        $    806,151        $    (75,014)      $     (2,264)
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 EMERGING
                                                                             COMSTOCK             GROWTH            ENTERPRISE
                                                        STRATEGIC          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         EQUITY              CLASS II            CLASS II            CLASS II
                                                        PORTFOLIO             SHARES              SHARES              SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $    607,112        $      1,482        $         --        $        147
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            336,971               2,611               3,668               1,116
  Administrative fees .........................                599                   4                  29                  17
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            337,570               2,615               3,697               1,133
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            269,542              (1,133)             (3,697)               (986)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments         (2,498,844)              1,763              11,016               2,487
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................         (2,498,844)              1,763              11,016               2,487
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          6,100,522              51,428              17,675               2,607
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $  3,871,220        $     52,058        $     24,994        $      4,108
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SMITH
     BARNEY             EQUITY -                                 HIGH                ASSET
    SMALL CAP            INCOME              GROWTH             INCOME              MANAGER         CONTRAFUND(R)
     GROWTH           PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -       PORTFOLIO -
  OPPORTUNITIES         INITIAL             INITIAL             INITIAL             INITIAL           SERVICE
    PORTFOLIO            CLASS               CLASS               CLASS               CLASS            CLASS 2
  ------------       ------------        ------------        ------------        ------------       -------------
  $        483       $    388,248        $    102,533        $    219,536        $    354,841       $     15,002
  ------------       ------------        ------------        ------------        ------------       ------------


         3,779            192,763             289,265              20,929              98,382             56,549
            10              2,375               1,849                 175                 765                 69
  ------------       ------------        ------------        ------------        ------------       ------------

         3,789            195,138             291,114              21,104              99,147             56,618
  ------------       ------------        ------------        ------------        ------------       ------------

        (3,306)           193,110            (188,581)            198,432             255,694            (41,616)
  ------------       ------------        ------------        ------------        ------------       ------------



        15,008             92,748                  --                  --                  --                 --
        10,332             22,901          (1,925,715)            (53,658)           (121,719)            67,827
  ------------       ------------        ------------        ------------        ------------       ------------

        25,340            115,649          (1,925,715)            (53,658)           (121,719)            67,827
  ------------       ------------        ------------        ------------        ------------       ------------


        65,437          2,324,530           3,026,714              85,973             461,911          1,123,115
  ------------       ------------        ------------        ------------        ------------       ------------



  $     87,471       $  2,633,289        $    912,418        $    230,747        $    595,886       $  1,149,326
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         DYNAMIC
                                                         CAPITAL
                                                      APPRECIATION           MID CAP
                                                       PORTFOLIO -         PORTFOLIO -
                                                         SERVICE             SERVICE
                                                         CLASS 2             CLASS 2            COMBINED
                                                      -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $         --        $ 13,661,135
                                                      ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              1,510              34,875           7,601,610
  Administrative fees .........................                 11                  88              26,639
                                                      ------------        ------------        ------------

    Total expenses ............................              1,521              34,963           7,628,249
                                                      ------------        ------------        ------------

      Net investment income (loss) ............             (1,521)            (34,963)          6,032,886
                                                      ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --           2,922,946
    Realized gain (loss) on sale of investments              9,508              52,159         (12,580,064)
                                                      ------------        ------------        ------------

      Realized gain (loss) ....................              9,508              52,159          (9,657,118)
                                                      ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             (7,182)          1,244,018          92,202,414
                                                      ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $        805        $  1,261,214        $ 88,578,182
                                                      ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                     DREYFUS STOCK
                                                    CAPITAL APPRECIATION             INDEX FUND -              HIGH YIELD BOND
                                                             FUND                   INITIAL SHARES                  TRUST
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $   (555,220) $   (503,780) $    254,943  $    129,143  $    424,048  $    434,876
  Realized gain (loss) ........................    (3,443,982)   (5,067,796)     (235,056)   (1,270,854)      108,193        19,406
  Change in unrealized gain (loss)
    on investments ............................    16,732,419    19,514,929     2,383,289     6,308,635        (8,833)      957,907
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............    12,733,217    13,943,353     2,403,176     5,166,924       523,408     1,412,189
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     6,326,227     7,445,539     2,701,928     2,434,760       882,195       778,442
  Participant transfers from other
    funding options ...........................    37,064,778     2,964,812    14,478,920     3,202,506     2,070,937     1,544,131
  Administrative and asset allocation charges .          (429)         (431)         (445)         (434)          (81)          (78)
  Contract surrenders .........................    (6,180,475)   (7,316,942)   (2,163,032)   (1,992,674)     (858,796)     (845,790)
  Participant transfers to other
    funding options ...........................   (40,099,002)   (5,202,387)  (15,205,407)   (3,031,219)   (2,352,532)     (605,744)
  Other payments to participants ..............       (79,312)      (48,113)      (42,289)      (13,914)      (11,301)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (2,968,213)   (2,157,522)     (230,325)      599,025      (269,578)      870,961
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....     9,765,004    11,785,831     2,172,851     5,765,949       253,830     2,283,150


NET ASSETS:
    Beginning of year .........................    70,887,621    59,101,790    24,759,506    18,993,557     7,021,275     4,738,125
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 80,652,625  $ 70,887,621  $ 26,932,357  $ 24,759,506  $  7,275,105  $  7,021,275
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               AIM V.I. PREMIER
                                                                                                                EQUITY FUND -
                                                     MANAGED ASSETS TRUST       MONEY MARKET PORTFOLIO             SERIES I
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    579,919  $    628,537  $     27,837  $     (2,213) $     (1,365) $     (1,667)
  Realized gain (loss) ........................       (83,198)     (782,360)           --            --          (111)       (9,301)
  Change in unrealized gain (loss)
    on investments ............................     2,643,583     6,916,261            --            --        28,191        97,582
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............     3,140,304     6,762,438        27,837        (2,213)       26,715        86,614
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     2,818,346     3,743,477     3,259,434     3,242,903       143,095       146,063
  Participant transfers from other
    funding options ...........................     5,804,731       709,755     6,119,334    14,411,517        14,395         3,504
  Administrative and asset allocation charges .          (128)         (147)       (1,287)       (1,324)          (65)          (60)
  Contract surrenders .........................    (5,342,738)   (4,516,796)   (4,071,202)   (6,092,320)      (41,927)      (34,499)
  Participant transfers to other
    funding options ...........................    (5,549,249)   (1,149,863)   (6,499,509)  (13,379,979)      (29,886)      (60,070)
  Other payments to participants ..............       (70,989)       (8,041)       (4,322)           --        (1,337)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (2,340,027)   (1,221,615)   (1,197,552)   (1,819,203)       84,275        54,938
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       800,277     5,540,823    (1,169,715)   (1,821,416)      110,990       141,552


NET ASSETS:
    Beginning of year .........................    38,556,721    33,015,898    13,573,862    15,395,278       465,431       323,879
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 39,356,998  $ 38,556,721  $ 12,404,147  $ 13,573,862  $    576,421  $    465,431
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      GLOBAL GROWTH FUND -               GROWTH FUND -                 GROWTH-INCOME FUND -            CITISTREET DIVERSIFIED
         CLASS 2 SHARES                  CLASS 2 SHARES                   CLASS 2 SHARES                BOND FUND - CLASS I
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$       (543)    $         --    $       (902)    $         --    $      5,317     $         --    $  2,766,090     $  3,407,924
        (140)              --           1,238               --             420               --         730,033        1,240,368

      47,706               --         123,143               --          59,134               --         568,692          260,853
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      47,023               --         123,479               --          64,871               --       4,064,815        4,909,145
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      60,955               --         116,513               --         125,348               --      16,233,170       21,578,052

     548,473               --       1,212,552               --         811,346               --      21,357,136       10,806,736
          --               --              --               --              --               --        (828,759)        (798,215)
      (1,847)              --         (10,750)              --            (617)              --     (20,547,130)     (24,905,764)

      (2,109)              --          (4,342)              --          (6,319)              --     (13,866,949)     (11,799,129)
          --               --              --               --              --               --        (154,799)        (112,912)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     605,472               --       1,313,973               --         929,758               --       2,192,669       (5,231,232)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     652,495               --       1,437,452               --         994,629               --       6,257,484         (322,087)



          --               --              --               --              --               --     106,131,913      106,454,000
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    652,495     $         --    $  1,437,452     $         --    $    994,629     $         --    $112,389,397     $106,131,913
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  CITISTREET INTERNATIONAL    CITISTREET LARGE COMPANY    CITISTREET SMALL COMPANY
                                                    STOCK FUND - CLASS I        STOCK FUND - CLASS I        STOCK FUND - CLASS I
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    367,247  $    (57,624) $        274  $   (151,567) $   (414,752) $   (350,299)
  Realized gain (loss) ........................    (2,214,194)   (8,100,318)   (2,396,905)   (3,551,247)      141,733    (1,213,313)
  Change in unrealized gain (loss)
    on investments ............................    11,286,398    25,768,041    12,028,450    27,233,409     7,997,298    19,191,829
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............     9,439,451    17,610,099     9,631,819    23,530,595     7,724,279    17,628,217
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     9,543,011    12,349,202    14,737,078    18,662,743     7,322,653     8,395,629
  Participant transfers from other
    funding options ...........................    16,378,304    12,837,966    22,100,372    12,505,202    15,452,765    10,452,165
  Administrative and asset allocation charges .      (496,593)     (488,255)     (821,298)     (741,664)     (354,498)     (309,584)
  Contract surrenders .........................   (13,239,451)  (15,249,271)  (19,231,869)  (22,314,534)   (9,886,593)  (10,822,101)
  Participant transfers to other
    funding options ...........................   (19,434,098)  (18,131,375)  (21,001,144)   (3,777,309)  (17,435,900)   (4,131,318)
  Other payments to participants ..............       (51,585)      (52,036)     (116,401)      (64,506)      (58,499)      (37,666)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (7,300,412)   (8,733,769)   (4,333,262)    4,269,932    (4,960,072)    3,547,125
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....     2,139,039     8,876,330     5,298,557    27,800,527     2,764,207    21,175,342


NET ASSETS:
    Beginning of year .........................    73,769,095    64,892,765   109,590,681    81,790,154    59,271,844    38,096,502
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 75,908,134  $ 73,769,095  $114,889,238  $109,590,681  $ 62,036,051  $ 59,271,844
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                          DELAWARE VIP                      DREYFUS VIF -
     CREDIT SUISSE TRUST               DELAWARE VIP REIT                   SMALL CAP                     DEVELOPING LEADERS
      EMERGING MARKETS                 SERIES - STANDARD                 VALUE SERIES -                  PORTFOLIO - INITIAL
          PORTFOLIO                          CLASS                       STANDARD CLASS                        SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     (7,851)    $     (8,993)   $     41,141     $     32,899    $    (38,755)    $    (18,564)   $   (102,413)    $   (106,869)
      37,185          (34,891)        207,877           56,336         249,089           55,355         (71,559)        (425,316)

     262,304          423,480         718,367          566,751       1,027,022        1,405,295       1,799,556        4,169,422
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     291,638          379,596         967,385          655,986       1,237,356        1,442,086       1,625,584        3,637,237
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     553,973          128,722         818,536          725,226       1,209,085          992,974       2,270,139        2,597,026

     332,861           99,442       1,004,893          531,970         813,579          639,958       3,666,318        1,394,637
         (51)             (33)            (53)             (19)            (60)             (46)           (234)            (174)
    (620,119)        (215,214)       (392,465)        (461,658)       (694,260)        (552,946)     (2,247,707)      (2,019,934)

    (169,070)         (49,749)       (759,052)        (210,332)       (407,443)        (241,042)     (3,672,287)      (1,341,882)
     (36,079)            (256)         (1,022)              --              --             (957)        (18,245)         (15,494)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      61,515          (37,088)        670,837          585,187         920,901          837,941          (2,016)         614,179
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     353,153          342,508       1,638,222        1,241,173       2,158,257        2,280,027       1,623,568        4,251,416



   1,231,348          888,840       2,989,123        1,747,950       5,334,116        3,054,089      15,601,051       11,349,635
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  1,584,501     $  1,231,348    $  4,627,345     $  2,989,123    $  7,492,373     $  5,334,116    $ 17,224,619     $ 15,601,051
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        DREYFUS VIF -               MUTUAL SHARES            TEMPLETON DEVELOPING
                                                  APPRECIATION PORTFOLIO -        SECURITIES FUND -           MARKETS SECURITIES
                                                       INITIAL SHARES              CLASS 2 SHARES           FUND - CLASS 2 SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    134,450  $     91,487  $        351  $       (611) $        (63) $         --
  Realized gain (loss) ........................      (193,853)     (381,835)        8,314         5,844           448            --
  Change in unrealized gain (loss)
    on investments ............................       748,102     3,426,948       136,387        31,785        18,214            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       688,699     3,136,600       145,052        37,018        18,599            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,328,363     2,044,511       289,336        16,276         5,399            --
  Participant transfers from other
    funding options ...........................       324,415       482,472       814,871       608,760       131,748            --
  Administrative and asset allocation charges .          (105)          (90)           --            --            --            --
  Contract surrenders .........................    (2,887,744)   (2,842,632)     (115,791)     (151,028)           --            --
  Participant transfers to other
    funding options ...........................      (405,413)     (549,448)      (14,003)      (16,788)       (5,543)           --
  Other payments to participants ..............       (13,016)       (4,388)           --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (1,653,500)     (869,575)      974,413       457,220       131,604            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....      (964,801)    2,267,025     1,119,465       494,238       150,203            --


NET ASSETS:
    Beginning of year .........................    18,199,995    15,932,970       494,238            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 17,235,194  $ 18,199,995  $  1,613,703  $    494,238  $    150,203  $         --
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       TEMPLETON FOREIGN               TEMPLETON GLOBAL                  TEMPLETON GROWTH                  TEMPLETON GROWTH
       SECURITIES FUND -            ASSET ALLOCATION FUND -             SECURITIES FUND -                  SECURITIES FUND -
        CLASS 2 SHARES                  CLASS 1 SHARES                    CLASS 1 SHARES                    CLASS 2 SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$        228     $         --    $    188,212     $    134,383    $    109,999     $    145,635    $       (128)    $         --
         503               --          17,332         (101,343)       (116,935)        (655,092)              3               --

      55,035               --       1,062,781        1,984,709       3,191,231        5,522,790          13,284               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      55,766               --       1,268,325        2,017,749       3,184,295        5,013,333          13,159               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      58,192               --         663,872          533,827       1,572,072        1,361,862           7,877               --

     376,332               --       5,698,240          161,175      14,464,630          608,021         124,262               --
          --               --            (150)            (115)            (61)             (45)             --               --
        (541)              --        (689,953)        (390,581)     (1,335,166)      (1,341,996)             --               --

     (12,939)              --      (5,742,202)        (215,933)    (14,855,941)        (890,016)             (1)              --
          --               --              --               --          (9,350)        (123,391)             --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     421,044               --         (70,193)          88,373        (163,816)        (385,565)        132,138               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     476,810               --       1,198,132        2,106,122       3,020,479        4,627,768         145,297               --



          --               --       8,578,088        6,471,966      20,856,038       16,228,270              --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    476,810     $         --    $  9,776,220     $  8,578,088    $ 23,876,517     $ 20,856,038    $    145,297     $         --
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    EQUITY INDEX
                                                                                PORTFOLIO - CLASS II          FUNDAMENTAL VALUE
                                                   APPRECIATION PORTFOLIO              SHARES                     PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $      3,959  $        153  $    110,022  $     37,664  $     (6,970) $     (5,124)
  Realized gain (loss) ........................        10,779           678       (28,711)     (258,755)      187,199         4,835
  Change in unrealized gain (loss)
    on investments ............................        56,453       122,986     1,711,265     4,019,448       164,282     1,111,334
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............        71,191       123,817     1,792,576     3,798,357       344,511     1,111,045
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       204,554       223,465     2,593,124     2,495,641     1,001,587     1,008,322
  Participant transfers from other
    funding options ...........................       112,962       270,052     1,475,851     2,702,811       288,565       320,896
  Administrative and asset allocation charges .           (17)          (17)         (468)         (480)          (17)          (21)
  Contract surrenders .........................       (57,400)     (197,816)   (2,505,272)   (2,371,288)     (584,837)     (385,952)
  Participant transfers to other
    funding options ...........................       (33,534)      (15,737)   (1,020,174)     (582,194)     (216,780)      (86,505)
  Other payments to participants ..............            --            --       (59,645)      (31,336)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       226,565       279,947       483,416     2,213,154       488,518       856,740
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       297,756       403,764     2,275,992     6,011,511       833,029     1,967,785


NET ASSETS:
    Beginning of year .........................       754,856       351,092    18,911,625    12,900,114     4,384,567     2,416,782
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $  1,052,612  $    754,856  $ 21,187,617  $ 18,911,625  $  5,217,596  $  4,384,567
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                        MID CAP GROWTH                   WORLDWIDE GROWTH
     BALANCED PORTFOLIO -             PORTFOLIO - SERVICE              PORTFOLIO - SERVICE               LAZARD RETIREMENT
        SERVICE SHARES                      SHARES                            SHARES                    SMALL CAP PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     60,719     $     36,817    $     (6,690)    $     (4,201)   $      3,756     $      1,954    $       (146)    $         --
      24,299           (2,307)         10,942           (1,192)        (26,810)         (31,371)              4               --

     200,465          350,971         170,181          192,803          80,374          329,148           8,006               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     285,483          385,481         174,433          187,410          57,320          299,731           7,864               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     993,342          952,770         185,503          189,545         963,679          323,525          26,163               --

     187,178          226,670         111,370           87,551         122,545           68,239          43,407               --
        (131)            (110)            (54)             (45)            (47)             (43)             --               --
    (286,919)        (177,252)        (42,512)         (54,837)       (769,514)        (179,256)           (223)              --

    (532,547)        (294,770)        (78,356)        (105,202)       (217,538)        (131,333)             --               --
          --           (4,813)             --             (550)             --               --              --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     360,923          702,495         175,951          116,462          99,125           81,132          69,347               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     646,406        1,087,976         350,384          303,872         156,445          380,863          77,211               --



   3,572,979        2,485,003         772,634          468,762       1,565,710        1,184,847              --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  4,219,385     $  3,572,979    $  1,123,018     $    772,634    $  1,722,155     $  1,565,710    $     77,211     $         --
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              OPPENHEIMER MAIN
                                                      GROWTH AND INCOME             MID-CAP VALUE             STREET FUND/VA -
                                                          PORTFOLIO                   PORTFOLIO                SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $        825  $         --  $        227  $         --  $        (18) $         --
  Realized gain (loss) ........................           155            --         2,708            --            --            --
  Change in unrealized gain (loss)
    on investments ............................        16,362            --        17,186            --           696            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............        17,342            --        20,121            --           678            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        41,540            --        23,417            --         6,679            --
  Participant transfers from other
    funding options ...........................       317,561            --       173,925            --         3,090            --
  Administrative and asset allocation charges .            --            --            --            --            --            --
  Contract surrenders .........................      (199,695)           --            --            --            --            --
  Participant transfers to other
    funding options ...........................           (38)           --            --            --            (1)           --
  Other payments to participants ..............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       159,368            --       197,342            --         9,768            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       176,710            --       217,463            --        10,446            --


NET ASSETS:
    Beginning of year .........................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    176,710  $         --  $    217,463  $         --  $     10,446  $         --
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             PUTNAM VT
                                       PUTNAM VT DISCOVERY           PUTNAM VT INTERNATIONAL                 SMALL CAP
   TOTAL RETURN PORTFOLIO -          GROWTH FUND - CLASS IB           EQUITY FUND - CLASS IB               VALUE FUND -
     ADMINISTRATIVE CLASS                    SHARES                           SHARES                      CLASS IB SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     52,094     $     83,395    $       (770)    $       (716)   $     15,385     $        662    $    (14,081)    $     (8,309)
      91,813           51,064           3,267           (6,376)        146,093           46,951          96,253           12,248

      42,197           24,565           5,190           32,728         122,361          357,212         788,046          836,904
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     186,104          159,024           7,687           25,636         283,839          404,825         870,218          840,843
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   1,239,820        1,213,136          48,903           90,519       1,043,231          511,409         736,186          582,487

     643,877        1,047,336           2,313           19,003         330,828        2,600,266       1,019,826          584,815
        (110)             (90)             --               --             (20)             (14)            (24)              (8)
    (556,541)        (389,982)        (28,963)         (80,265)       (830,413)        (188,399)       (223,666)        (165,641)

    (728,498)        (925,766)         (6,206)         (60,013)       (488,060)      (2,569,309)       (439,793)        (373,325)
     (28,069)              --              --               --            (771)              --          (1,950)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     570,479          944,634          16,047          (30,756)         54,795          353,953       1,090,579          628,328
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     756,583        1,103,658          23,734           (5,120)        338,634          758,778       1,960,797        1,469,171



   4,251,627        3,147,969          88,536           93,656       1,773,161        1,014,383       2,828,016        1,358,845
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  5,008,210     $  4,251,627    $    112,270     $     88,536    $  2,111,795     $  1,773,161    $  4,788,813     $  2,828,016
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              SMALL CAP GROWTH
                                                   ALL CAP FUND - CLASS I     INVESTORS FUND - CLASS I         FUND - CLASS I
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    (27,968) $    (43,799) $     23,141  $     18,849  $     (8,069) $     (4,251)
  Realized gain (loss) ........................       142,429       (92,256)       40,456       (41,227)       23,030        (8,281)
  Change in unrealized gain (loss)
    on investments ............................       707,255     2,868,317       255,201       813,776       159,006       281,189
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       821,716     2,732,262       318,798       791,398       173,967       268,657
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,763,640     1,982,401       489,958       627,863       329,588       239,052
  Participant transfers from other
    funding options ...........................       870,838     1,287,162       229,421       191,201       243,545       115,065
  Administrative and asset allocation charges .           (32)          (23)          (87)          (94)           (2)           (3)
  Contract surrenders .........................      (980,060)   (1,417,361)     (512,164)     (409,096)      (66,727)      (39,963)
  Participant transfers to other
    funding options ...........................      (912,549)     (714,338)     (219,921)     (172,445)     (182,708)      (77,509)
  Other payments to participants ..............        (3,594)       (3,720)           --            --            --          (327)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       738,243     1,134,121       (12,793)      237,429       323,696       236,315
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....     1,559,959     3,866,383       306,005     1,028,827       497,663       504,972


NET ASSETS:
    Beginning of year .........................    10,378,298     6,511,915     3,375,358     2,346,531       960,523       455,551
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 11,938,257  $ 10,378,298  $  3,681,363  $  3,375,358  $  1,458,186  $    960,523
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                          SMITH BARNEY                 SMITH BARNEY PREMIER
          TOTAL RETURN                  DIVIDEND STRATEGY               SELECTIONS ALL CAP                  STRONG MULTI
         FUND - CLASS I                     PORTFOLIO                    GROWTH PORTFOLIO                 CAP VALUE FUND II
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$      5,839     $      5,597    $        216     $       (586)   $       (734)    $       (514)   $     (9,403)    $     (6,576)
      26,350            6,884           2,836            1,010           1,697              259          22,967          (13,076)

      21,862           83,415           4,119           33,408           1,701           17,890         150,553          340,284
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      54,051           95,896           7,171           33,832           2,664           17,635         164,117          320,632
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      69,685           85,250          74,186           92,318          23,038           21,578         206,965          224,368

      37,753           56,618          28,444           21,558          18,521           21,485          53,175           53,773
          (1)              (1)            (18)             (12)             --               --             (10)              (9)
    (206,827)         (49,163)        (10,026)         (23,485)        (20,500)         (15,199)       (182,336)        (159,331)

     (16,221)         (19,927)        (35,114)         (14,053)         (5,341)         (10,082)       (119,563)         (94,581)
          --               --              --               --              --               --            (579)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    (115,611)          72,777          57,472           76,326          15,718           17,782         (42,348)          24,220
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     (61,560)         168,673          64,643          110,158          18,382           35,417         121,769          344,852



     768,305          599,632         225,156          114,998          79,717           44,300       1,138,483          793,631
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    706,745     $    768,305    $    289,799     $    225,156    $     98,099     $     79,717    $  1,260,252     $  1,138,483
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CONVERTIBLE SECURITIES       DISCIPLINED MID CAP             EQUITY INCOME
                                                          PORTFOLIO               STOCK PORTFOLIO                 PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     14,401  $      6,196  $    (45,452) $    (29,906) $     98,233  $     12,237
  Realized gain (loss) ........................         4,078          (867)      498,925       (45,585)    1,253,885       (89,914)
  Change in unrealized gain (loss)
    on investments ............................        17,184        35,933     1,149,523     2,143,923       480,882     5,131,920
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............        35,663        41,262     1,602,996     2,068,432     1,833,000     5,054,243
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       103,343        13,888     1,978,503     1,577,441     1,981,307     2,327,822
  Participant transfers from other
    funding options ...........................       498,655       101,838     4,268,537     1,792,501       960,965     1,480,959
  Administrative and asset allocation charges .            --            --          (268)         (191)         (281)         (298)
  Contract surrenders .........................       (15,008)       (4,142)     (794,635)     (831,633)   (3,441,732)   (3,419,000)
  Participant transfers to other
    funding options ...........................       (52,793)       (7,508)   (4,139,624)     (868,793)     (451,532)     (789,415)
  Other payments to participants ..............            --            --            --        (7,357)      (11,190)       (1,579)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       534,197       104,076     1,312,513     1,661,968      (962,463)     (401,511)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       569,860       145,338     2,915,509     3,730,400       870,537     4,652,732


NET ASSETS:
    Beginning of year .........................       282,777       137,439     9,287,016     5,556,616    21,578,535    16,925,803
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    852,637  $    282,777  $ 12,202,525  $  9,287,016  $ 22,449,072  $ 21,578,535
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       FEDERATED HIGH                    FEDERATED STOCK                                                 LAZARD INTERNATIONAL
       YIELD PORTFOLIO                      PORTFOLIO                  LARGE CAP PORTFOLIO                  STOCK PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     23,297     $     19,557    $     23,840     $     21,196    $    (12,112)    $    (68,191)   $     15,910     $     17,159
      (2,771)          (5,340)         20,941         (103,521)       (722,023)        (678,233)        (31,433)        (141,832)

      10,746           40,501         314,536          895,425       1,599,871        3,978,370         319,058          561,535
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      31,272           54,718         359,317          813,100         865,736        3,231,946         303,535          436,862
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      38,199           33,096         407,361          452,177       1,524,174        2,106,438         756,961          258,118

      17,349           20,888          60,027          129,983         308,221          569,476         175,981          158,367
          --               --              (5)              (4)           (122)            (115)            (23)             (16)
     (34,720)         (27,829)       (476,938)        (655,397)     (2,670,478)      (2,353,743)       (717,748)        (450,779)

      (9,867)          (4,423)        (64,219)        (214,387)       (454,826)        (517,289)        (50,763)         (82,054)
          --               --          (5,007)            (579)        (11,571)          (4,222)             --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      10,961           21,732         (78,781)        (288,207)     (1,304,602)        (199,455)        164,408         (116,364)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

      42,233           76,450         280,536          524,893        (438,866)       3,032,491         467,943          320,498



     326,849          250,399       3,805,852        3,280,959      16,654,165       13,621,674       1,928,408        1,607,910
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    369,082     $    326,849    $  4,086,388     $  3,805,852    $ 16,215,299     $ 16,654,165    $  2,396,351     $  1,928,408
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     MERRILL LYNCH LARGE             MFS EMERGING                MFS MID CAP
                                                     CAP CORE PORTFOLIO            GROWTH PORTFOLIO            GROWTH PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     (3,301) $     (1,738) $     (1,198) $       (618) $    (54,497) $    (44,178)
  Realized gain (loss) ........................       (56,708)     (108,902)        2,453          (551)     (402,958)     (705,889)
  Change in unrealized gain (loss)
    on investments ............................       229,771       325,266        18,164        19,022     1,229,271     2,293,749
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       169,762       214,626        19,419        17,853       771,816     1,543,682
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       142,920       183,584        57,578        46,412       911,659     1,169,099
  Participant transfers from other
    funding options ...........................       146,744        10,838        21,286        17,507       367,631       389,307
  Administrative and asset allocation charges .           (17)          (15)           (9)           (4)          (82)          (68)
  Contract surrenders .........................      (206,505)     (268,959)      (14,757)         (439)     (728,360)   (1,076,211)
  Participant transfers to other
    funding options ...........................      (116,813)      (31,602)      (17,203)       (3,972)     (500,916)     (285,730)
  Other payments to participants ..............            --          (383)       (1,384)           --            --        (4,256)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       (33,671)     (106,537)       45,511        59,504        49,932       192,141
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       136,091       108,089        64,930        77,357       821,748     1,735,823


NET ASSETS:
    Beginning of year .........................     1,167,584     1,059,495       120,467        43,110     5,852,090     4,116,267
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $  1,303,675  $  1,167,584  $    185,397  $    120,467  $  6,673,838  $  5,852,090
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                         SOCIAL AWARENESS                 TRAVELERS QUALITY
     MFS VALUE PORTFOLIO             PIONEER FUND PORTFOLIO              STOCK PORTFOLIO                   BOND PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$        894     $         --    $      3,155     $     19,230    $    (13,312)    $    (31,121)   $    216,203     $    231,429
         737               --        (197,544)        (230,869)       (157,929)        (425,591)         13,267           49,140

       1,545               --         523,867          825,130         673,891        2,759,789         (93,501)          80,196
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


       3,176               --         329,478          613,491         502,650        2,303,077         135,969          360,765
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


       4,301               --         439,134          582,763       1,189,211        1,389,399         639,986          843,233

      81,585               --         817,309          127,802       1,822,370          903,901       1,929,601          722,864
          --               --             (59)             (66)            (75)             (75)            (98)             (56)
          --               --        (609,142)        (396,115)     (1,330,603)      (1,739,042)       (898,822)      (1,232,983)

          --               --        (824,360)        (232,024)     (1,913,542)      (1,035,930)     (2,105,734)        (851,321)
          --               --         (11,303)          (1,685)         (7,190)          (8,875)        (17,834)          (5,443)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      85,886               --        (188,421)          80,675        (239,829)        (490,622)       (452,901)        (523,706)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

      89,062               --         141,057          694,166         262,821        1,812,455        (316,932)        (162,941)



          --               --       3,333,157        2,638,991      10,110,164        8,297,709       5,884,175        6,047,116
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$     89,062     $         --    $  3,474,214     $  3,333,157    $ 10,372,985     $ 10,110,164    $  5,567,243     $  5,884,175
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       U.S. GOVERNMENT              AIM CAPITAL                   MFS TOTAL
                                                     SECURITIES PORTFOLIO      APPRECIATION PORTFOLIO          RETURN PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    393,113  $    492,671  $    (14,725) $    (14,867) $    480,986  $    309,889
  Realized gain (loss) ........................        14,453       304,392        28,595        13,988       783,043      (147,713)
  Change in unrealized gain (loss)
    on investments ............................       167,527      (601,088)       98,329       449,071     1,231,459     2,862,370
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       575,093       195,975       112,199       448,192     2,495,488     3,024,546
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,829,305     2,809,318       235,281       307,457     3,745,107     3,689,383
  Participant transfers from other
    funding options ...........................     2,584,157     2,461,538       105,759        53,137     3,413,916     1,861,679
  Administrative and asset allocation charges .          (154)         (188)          (54)          (40)         (238)         (225)
  Contract surrenders .........................    (2,082,038)   (2,071,752)     (213,480)     (285,065)   (2,717,833)   (3,137,938)
  Participant transfers to other
    funding options ...........................    (3,438,327)   (3,040,331)      (31,538)      (28,806)   (3,219,463)   (1,465,271)
  Other payments to participants ..............       (65,929)           --            --          (703)       (5,089)         (329)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (1,172,986)      158,585        95,968        45,980     1,216,400       947,299
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....      (597,893)      354,560       208,167       494,172     3,711,888     3,971,845


NET ASSETS:
    Beginning of year .........................    11,703,487    11,348,927     2,027,637     1,533,465    22,689,310    18,717,465
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 11,105,594  $ 11,703,487  $  2,235,804  $  2,027,637  $ 26,401,198  $ 22,689,310
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       SB ADJUSTABLE RATE                  SMITH BARNEY                     SMITH BARNEY
      PIONEER STRATEGIC                INCOME PORTFOLIO -               AGGRESSIVE GROWTH                    HIGH INCOME
      INCOME PORTFOLIO                   CLASS I SHARES                     PORTFOLIO                         PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$    145,107     $    177,813    $        175     $          1    $    (56,414)    $    (37,535)   $    126,547     $    101,013
     (17,264)         (25,707)             --               --         131,419          (48,412)         (9,841)         (25,708)

      94,061          191,496            (136)              --         547,936        1,437,954          35,955          242,384
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     221,904          343,602              39                1         622,941        1,352,007         152,661          317,689
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     250,502          221,363             909            1,000       1,662,058        1,753,123         187,920          199,520

     499,496          295,684          18,612               --         765,109        1,059,525         249,555          334,294
          (5)              (4)             --               --             (43)             (41)            (20)             (18)
    (318,164)        (191,741)             --               --        (926,259)        (891,045)       (176,695)        (274,180)

    (397,169)        (147,426)             --               --        (746,622)        (199,273)       (283,299)         (59,964)
     (18,649)              --              --               --              --           (1,233)             --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      16,011          177,876          19,521            1,000         754,243        1,721,056         (22,539)         199,652
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     237,915          521,478          19,560            1,001       1,377,184        3,073,063         130,122          517,341



   2,277,138        1,755,660           1,001               --       6,345,099        3,272,036       1,640,222        1,122,881
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  2,515,053     $  2,277,138    $     20,561     $      1,001    $  7,722,283     $  6,345,099    $  1,770,344     $  1,640,222
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                          SMITH BARNEY
                                                         INTERNATIONAL               SMITH BARNEY               SMITH BARNEY
                                                        ALL CAP GROWTH                LARGE CAP             LARGE CAPITALIZATION
                                                           PORTFOLIO               VALUE PORTFOLIO            GROWTH PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $      5,527  $      7,889  $    103,889  $     73,034  $    (35,489) $    (47,535)
  Realized gain (loss) ........................        27,628      (849,082)      (33,926)     (323,392)      (14,149)     (126,904)
  Change in unrealized gain (loss)
    on investments ............................       740,401     1,853,887       736,188     1,893,812       (25,376)    2,289,133
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       773,556     1,012,694       806,151     1,643,454       (75,014)    2,114,694
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,227,818       627,044       736,070       904,223       851,355       941,950
  Participant transfers from other
    funding options ...........................     1,709,683     2,970,363     1,280,032       755,717       851,111       950,393
  Administrative and asset allocation charges .           (94)          (87)          (13)          (27)          (45)          (37)
  Contract surrenders .........................    (1,275,594)     (869,711)     (523,551)     (631,811)   (1,111,927)   (1,443,579)
  Participant transfers to other
    funding options ...........................    (1,617,236)   (2,953,424)   (1,326,789)     (738,809)     (629,619)     (126,361)
  Other payments to participants ..............       (24,560)       (7,588)           --            --       (22,858)       (4,918)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........        20,017      (233,403)      165,749       289,293       (61,983)      317,448
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       793,573       779,291       971,900     1,932,747      (136,997)    2,432,142


NET ASSETS:
    Beginning of year .........................     4,590,038     3,810,747     8,139,465     6,206,718     6,845,915     4,413,773
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $  5,383,611  $  4,590,038  $  9,111,365  $  8,139,465  $  6,708,918  $  6,845,915
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SMITH BARNEY                                                                                      EMERGING GROWTH
         MONEY MARKET                  STRATEGIC EQUITY                COMSTOCK PORTFOLIO -             PORTFOLIO - CLASS II
           PORTFOLIO                       PORTFOLIO                     CLASS II SHARES                       SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     (2,264)    $    (16,518)   $    269,542     $   (328,392)   $     (1,133)    $       (230)   $     (3,697)    $     (2,778)
          --               --      (2,498,844)      (3,253,116)          1,763               43          11,016           (5,717)

          --               --       6,100,522       14,361,212          51,428           14,626          17,675           89,347
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      (2,264)         (16,518)      3,871,220       10,779,704          52,058           14,439          24,994           80,852
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   1,045,188          929,042       3,411,810        4,411,880         103,513            6,261         121,849          177,274

   6,513,671        7,491,128      16,450,486          961,792         170,873          134,659          46,974           47,815
         (90)             (60)           (326)            (341)             --               --             (21)             (21)
  (1,113,663)      (1,937,129)     (5,045,017)      (5,417,930)        (24,167)              --         (90,820)         (88,286)

  (6,724,005)      (7,165,518)    (17,413,113)      (1,740,519)         (9,155)              --         (90,965)         (28,296)
      (3,662)              --        (101,466)         (73,078)             --               --            (655)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    (282,561)        (682,537)     (2,697,626)      (1,858,196)        241,064          140,920         (13,638)         108,486
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    (284,825)        (699,055)      1,173,594        8,921,508         293,122          155,359          11,356          189,338



   5,177,028        5,876,083      43,832,968       34,911,460         155,359               --         432,800          243,462
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  4,892,203     $  5,177,028    $ 45,006,562     $ 43,832,968    $    448,481     $    155,359    $    444,156     $    432,800
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                     SMITH BARNEY
                                                   ENTERPRISE PORTFOLIO -          SMALL CAP GROWTH            EQUITY - INCOME
                                                       CLASS II SHARES         OPPORTUNITIES PORTFOLIO    PORTFOLIO - INITIAL CLASS
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $       (986) $       (619) $     (3,306) $     (2,158) $    193,110  $    198,371
  Realized gain (loss) ........................         2,487        (1,971)       25,340          (354)      115,649      (571,742)
  Change in unrealized gain (loss)
    on investments ............................         2,607        22,693        65,437       114,304     2,324,530     5,989,560
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............         4,108        20,103        87,471       111,792     2,633,289     5,616,189
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        35,784        28,977       153,151       107,985     2,091,903     1,725,087
  Participant transfers from other
    funding options ...........................        26,776        25,677        96,774        48,492    16,945,424       676,121
  Administrative and asset allocation charges .           (11)          (16)           (3)           (2)         (195)         (215)
  Contract surrenders .........................       (16,942)      (12,074)      (23,394)      (18,973)   (1,791,608)   (2,171,713)
  Participant transfers to other
    funding options ...........................       (37,102)      (27,135)      (48,320)      (34,855)  (17,331,805)     (999,395)
  Other payments to participants ..............            --            --            --        (1,333)      (63,124)      (35,199)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........         8,505        15,429       178,208       101,314      (149,405)     (805,314)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....        12,613        35,532       265,679       213,106     2,483,884     4,810,875


NET ASSETS:
    Beginning of year .........................        96,821        61,289       450,344       237,238    24,870,242    20,059,367
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    109,434  $     96,821  $    716,023  $    450,344  $ 27,354,126  $ 24,870,242
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                           HIGH INCOME                    ASSET MANAGER
     GROWTH PORTFOLIO -                PORTFOLIO - INITIAL             PORTFOLIO - INITIAL            CONTRAFUND(R) PORTFOLIO -
        INITIAL CLASS                         CLASS                           CLASS                       SERVICE CLASS 2
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$   (188,581)    $   (197,612)   $    198,432     $    151,861    $    255,694     $    333,520    $    (41,616)    $    (23,168)
  (1,925,715)      (2,245,207)        (53,658)        (122,748)       (121,719)        (287,264)         67,827            2,763

   3,026,714       11,936,328          85,973          522,202         461,911        1,889,271       1,123,115        1,275,653
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     912,418        9,493,509         230,747          551,315         595,886        1,935,527       1,149,326        1,255,248
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   3,076,748        3,014,074         239,274          196,106         605,375          585,485       1,301,217          847,059

  24,503,548        1,269,537       1,790,529          126,992       8,452,461          108,553       1,407,056        1,371,427
        (142)            (136)            (11)             (12)            (28)             (61)            (89)             (50)
  (3,350,296)      (2,615,262)       (213,955)        (225,223)       (733,287)        (999,926)       (473,396)        (319,258)

 (26,167,162)      (1,661,012)     (1,766,567)        (160,269)     (8,735,218)        (368,011)       (220,935)        (316,376)
     (55,826)         (61,701)             --               --         (34,859)          (4,628)         (5,273)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


  (1,993,130)         (54,500)         49,270          (62,406)       (445,556)        (678,588)      2,008,580        1,582,802
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

  (1,080,712)       9,439,009         280,017          488,909         150,330        1,256,939       3,157,906        2,838,050



  39,765,414       30,326,405       2,633,885        2,144,976      13,122,840       11,865,901       6,514,712        3,676,662
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$ 38,684,702     $ 39,765,414    $  2,913,902     $  2,633,885    $ 13,273,170     $ 13,122,840    $  9,672,618     $  6,514,712
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       DYNAMIC CAPITAL
                                                  APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                       SERVICE CLASS 2             SERVICE CLASS 2                COMBINED
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     (1,521) $     (1,246) $    (34,963) $    (11,215) $  6,032,886  $  5,227,153
  Realized gain (loss) ........................         9,508         2,180        52,159        20,423    (9,657,118)  (30,726,471)
  Change in unrealized gain (loss)
    on investments ............................        (7,182)       31,738     1,244,018       766,437    92,202,414   202,320,153
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............           805        32,672     1,261,214       775,645    88,578,182   176,820,835
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        44,079        38,649     1,492,885       824,009   119,735,323   133,370,622
  Participant transfers from other
    funding options ...........................        51,124        24,071     2,181,165       833,599   279,071,739   113,927,654
  Administrative and asset allocation charges .            (2)           --           (99)          (53)   (2,508,057)   (2,344,226)
  Contract surrenders .........................       (58,057)      (13,227)     (325,183)     (229,513) (133,169,542) (144,672,574)
  Participant transfers to other
    funding options ...........................       (62,549)      (11,220)     (323,618)     (170,871) (274,106,050)  (97,398,262)
  Other payments to participants ..............            --            --        (1,982)           --    (1,232,565)     (747,509)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       (25,405)       38,273     3,023,168     1,257,171   (12,209,152)    2,135,705
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       (24,600)       70,945     4,284,382     2,032,816    76,369,030   178,956,540


NET ASSETS:
    Beginning of year .........................       180,666       109,721     3,336,316     1,303,500   920,301,443   741,344,903
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    156,066  $    180,666  $  7,620,698  $  3,336,316  $996,670,473  $920,301,443
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund QP is comprised of the Gold Track and Gold Track Select products.

Participant purchase payments applied to Separate Account QP are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account QP were:

  Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
    Company
  Dreyfus Stock Index Fund - Intial Shares, Maryland business trust
  High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Premier Equity Fund - Series I
  American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
  CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The Company
      CitiStreet Diversified Bond Fund - Class I
      CitiStreet International Stock Fund - Class I
      CitiStreet Large Company Stock Fund - Class I
      CitiStreet Small Company Stock Fund - Class I
  Credit Suisse Trust, Massachusetts business trust
      Credit Suisse Trust Emerging Markets Portfolio
  Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
      Delaware VIP Small Cap Value Series - Standard Class
  Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
        Shares
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Global Asset Allocation Fund - Class 1 Shares
      Templeton Growth Securities Fund - Class 1 Shares
      Templeton Growth Securities Fund - Class 2 Shares
  Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Appreciation Portfolio
      Equity Index Portfolio - Class II Shares
      Fundamental Value Portfolio
  Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Mid Cap Growth Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares
  Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
  Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

  Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Main Street Fund/VA - Service Shares
  PIMCO Variable Insurance Trust, Massachusetts business trust
      Total Return Portfolio - Administrative Class
  Putnam Variable Trust, Massachusetts business trust
      Putnam VT Discovery Growth Fund - Class IB Shares
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
  Salomon Brothers Variable Series Funds Inc., Maryland business trust,
    Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Small Cap Growth Fund - Class I
      Total Return Fund - Class I
  Smith Barney Investment Series, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
        Core Portfolio)
      Smith Barney Premier Selections All Cap Growth Portfolio
  Strong Variable Insurance Funds, Inc., Wisconsin business trust
      Strong Multi Cap Value Fund II
  The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio
  Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Smith Barney Aggressive Growth Portfolio
      Smith Barney High Income Portfolio
      Smith Barney International All Cap Growth Portfolio
      Smith Barney Large Cap Value Portfolio
      Smith Barney Large Capitalization Growth Portfolio
      Smith Barney Money Market Portfolio
      Strategic Equity Portfolio
  Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Emerging Growth Portfolio - Class II Shares
      Enterprise Portfolio - Class II Shares
  Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Small Cap Growth Opportunities Portfolio

  Variable Insurance Products Fund, Massachusetts business trust
      Equity - Income Portfolio - Initial Class
      Growth Portfolio - Initial Class
      High Income Portfolio - Initial Class
  Variable Insurance Products Fund II, Massachusetts business trust
      Asset Manager Portfolio - Initial Class
      Contrafund(R) Portfolio - Service Class 2
  Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account QP adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $127,585,931 and $130,957,760 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,031,726,440 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $45,837,128. Gross unrealized depreciation for all investments at December 31, 2004 was $80,908,106.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                               QP
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Asset-based Charges
                                                                                       ---------------------------------------------
          Separate Account Charge (1)                                                                                      Total
           (as identified in Note 5)           Product                                       M&E             ADM           Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.30%                  Gold Track Select                            0.30%                          0.30%

Separate Account Charge 0.60%                  Gold Track                                   0.60%                          0.60%
                                               Gold Track Select                            0.60%                          0.60%

Separate Account Charge 0.80%                  Gold Track                                   0.80%                          0.80%
                                               Gold Track Select                            0.80%                          0.80%

Separate Account Charge 0.90%                  Gold Track Select                            0.90%                          0.90%

Separate Account Charge 0.95%                  Gold Track                                   0.95%                          0.95%

Separate Account Charge 1.15%                  Gold Track                                   1.15%                          1.15%
                                               Gold Track Select                            1.15%                          1.15%

Separate Account Charge 1.30%                  Gold Track                                   1.20%           0.10%          1.30%
                                               Gold Track Select                            1.20%           0.10%          1.30%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5. These charges are negotiated on an individual contract basis.

No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Company will deduct either a surrender charge or a contingent deferred sales charge, assessed through the redemption of units, as displayed below.

------------------------------------------------------------------------------------------------------------------------------------
Product                                         Charge (as a percentage of the amount withdrawn)
------------------------------------------------------------------------------------------------------------------------------------
                                                CONTINGENT DEFERRED SALES
Gold Track                                         5% for 5 years from the date the purchase payment is made and 0% thereafter
Gold Track Select                                  N/A

                                                SURRENDER CHARGE
Gold Track                                         Up to 5% decreasing to 0% in years 9 and later
Gold Track Select                                  Up to 5% decreasing to 0% in years 9 and later

------------------------------------------------------------------------------------------------------------------------------------

If the Variable Liquidity Benefit is selected, a surrender charge is assessed through the redemption of units in the annuity phase, as a percentage of the amount withdrawn. The charge is displayed below.

------------------------------------------------------------------------------------------------------------------------------------
Product                                         Variable Liquidity Charge
------------------------------------------------------------------------------------------------------------------------------------
                                                CONTINGENT DEFERRED SALES
Gold Track                                         5% for 5 years from the date the purchase payment is made and 0% thereafter
Gold Track Select                                  N/A

                                                SURRENDER CHARGE
Gold Track                                         Up to 5% decreasing to 0% in years 9 and later
Gold Track Select                                  Up to 5% decreasing to 0% in years 9 and later

------------------------------------------------------------------------------------------------------------------------------------

For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is assessed through the redemption of units, and paid to The Company to cover administrative charges.

Contract surrender payments include $141,508 and $399,731 of contingent deferred sales and surrender charges for the years ended December 31,2004 and 2003, respectively. These charges are included in contract surrenders and other payments to participants on the Statements of Charges in Net assets.

Participants in CitiStreet Funds Inc. ("The Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet"), an affiliate of the Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee is 1.25%, which decreases as a participant's assets in the Funds increase. These fees totaled $2,500,387 and $2,336,783 for the years ended December 31, 2004 and 2003, respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Capital Appreciation Fund
    Separate Account Charges 0.30% ..................            32,746,008          --    $ 1.196      $  39,165,722      $      --
    Separate Account Charges 0.60% ..................             3,007,532          --      1.982          5,961,570             --
    Separate Account Charges 0.80% ..................             5,510,261          --      1.950         10,744,189             --
    Separate Account Charges 0.90% ..................             7,119,040          --      1.934         13,767,384             --
    Separate Account Charges 0.95% ..................             1,842,364          --      1.926          3,548,247             --
    Separate Account Charges 1.15% ..................             1,739,170          --      1.894          3,294,828             --
    Separate Account Charges 1.30% ..................             2,228,849          --      1.871          4,170,685             --

Dreyfus Stock Index Fund, Inc.
    Separate Account Charges 0.30% ..................            13,025,077          --      1.100         14,330,371             --
    Separate Account Charges 0.60% ..................               493,699          --      1.855            915,970             --
    Separate Account Charges 0.80% ..................             1,690,996          --      1.825          3,085,996             --
    Separate Account Charges 0.90% ..................                    --          --      1.810                 --             --
    Separate Account Charges 0.95% ..................             1,854,057          --      1.803          3,341,978             --
    Separate Account Charges 1.15% ..................               874,253          --      1.773          1,550,071             --
    Separate Account Charges 1.30% ..................             2,117,372          --      1.751          3,707,971             --

High Yield Bond Trust
    Separate Account Charges 0.30% ..................             1,392,611          --      1.053          1,465,977             --
    Separate Account Charges 0.60% ..................               457,164          --      2.073            947,590             --
    Separate Account Charges 0.80% ..................               727,263          --      2.039          1,482,897             --
    Separate Account Charges 0.90% ..................             1,205,658          --      2.022          2,438,080             --
    Separate Account Charges 0.95% ..................                52,879          --      2.014            106,493             --
    Separate Account Charges 1.15% ..................               284,411          --      1.981            563,438             --
    Separate Account Charges 1.30% ..................               138,305          --      1.957            270,630             --

Managed Assets Trust
    Separate Account Charges 0.30% ..................             4,660,460          --      1.077          5,019,238             --
    Separate Account Charges 0.60% ..................             3,701,526          --      1.907          7,057,829             --
    Separate Account Charges 0.80% ..................             3,344,096          --      1.876          6,272,209             --
    Separate Account Charges 0.90% ..................             9,319,821          --      1.860         17,337,010             --
    Separate Account Charges 0.95% ..................               502,868          --      1.853            931,618             --
    Separate Account Charges 1.15% ..................               959,539          --      1.822          1,748,648             --
    Separate Account Charges 1.30% ..................               550,241          --      1.800            990,446             --

Money Market Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.004                 --             --
    Separate Account Charges 0.60% ..................             3,978,797          --      1.167          4,642,256             --
    Separate Account Charges 0.80% ..................             2,302,279          --      1.152          2,652,541             --
    Separate Account Charges 0.90% ..................             3,813,982          --      1.145          4,366,415             --
    Separate Account Charges 0.95% ..................                    --          --      1.141                 --             --
    Separate Account Charges 1.15% ..................               627,877          --      1.127            707,566             --
    Separate Account Charges 1.30% ..................                31,686          --      1.116             35,369             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.30% ..................                    --          --    $ 1.097      $          --      $      --
    Separate Account Charges 0.60% ..................               396,008          --      0.806            319,294             --
    Separate Account Charges 0.80% ..................                77,434          --      0.800             61,978             --
    Separate Account Charges 0.90% ..................               155,719          --      0.797            124,181             --
    Separate Account Charges 0.95% ..................                   926          --      0.796                737             --
    Separate Account Charges 1.15% ..................                 2,999          --      0.790              2,370             --
    Separate Account Charges 1.30% ..................                86,354          --      0.786             67,861             --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.129                 --             --
    Separate Account Charges 0.60% ..................               554,952          --      1.110            615,999             --
    Separate Account Charges 0.80% ..................                 8,379          --      1.109              9,289             --
    Separate Account Charges 0.90% ..................                20,388          --      1.108             22,586             --
    Separate Account Charges 0.95% ..................                    --          --      1.107                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.106                 --             --
    Separate Account Charges 1.30% ..................                 4,183          --      1.105              4,621             --
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.136                 --             --
    Separate Account Charges 0.60% ..................             1,211,258          --      1.092          1,323,214             --
    Separate Account Charges 0.80% ..................                    --          --      1.091                 --             --
    Separate Account Charges 0.90% ..................               100,116          --      1.090            109,154             --
    Separate Account Charges 0.95% ..................                    --          --      1.090                 --             --
    Separate Account Charges 1.15% ..................                 2,690          --      1.088              2,928             --
    Separate Account Charges 1.30% ..................                 1,983          --      1.087              2,156             --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.096                 --             --
    Separate Account Charges 0.60% ..................               840,008          --      1.084            910,438             --
    Separate Account Charges 0.80% ..................                   373          --      1.082                404             --
    Separate Account Charges 0.90% ..................                43,157          --      1.082             46,682             --
    Separate Account Charges 0.95% ..................                    --          --      1.081                 --             --
    Separate Account Charges 1.15% ..................                 3,166          --      1.080              3,419             --
    Separate Account Charges 1.30% ..................                31,224          --      1.079             33,686             --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.30% ..................            11,539,699          --      1.012         11,676,576             --
    Separate Account Charges 0.60% ..................               742,031          --      1.675          1,243,071             --
    Separate Account Charges 0.80% ..................            22,087,466          --      1.648         36,397,041             --
    Separate Account Charges 0.90% ..................            33,214,138      72,199      1.634         54,284,370        118,000
    Separate Account Charges 0.95% ..................             2,008,155          --      1.628          3,268,570             --
    Separate Account Charges 1.15% ..................             2,991,212          --      1.601          4,789,212             --
    Separate Account Charges 1.30% ..................               387,341          --      1.581            612,557             --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.30% ..................            10,462,067          --      1.153         12,064,559             --
    Separate Account Charges 0.60% ..................             1,014,954          --      1.396          1,416,629             --
    Separate Account Charges 0.80% ..................            18,423,024          --      1.373         25,294,240             --
    Separate Account Charges 0.90% ..................            22,546,610      11,017      1.362         30,701,831         15,002
    Separate Account Charges 0.95% ..................             1,672,409          --      1.356          2,267,993             --
    Separate Account Charges 1.15% ..................             2,909,419          --      1.334          3,881,078             --
    Separate Account Charges 1.30% ..................               202,492          --      1.318            266,802             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
CitiStreet Funds, Inc. (continued)
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.30% ..................            17,674,137          --    $ 1.111      $  19,627,974      $      --
    Separate Account Charges 0.60% ..................               702,789          --      1.221            857,791             --
    Separate Account Charges 0.80% ..................            31,136,353          --      1.201         37,383,389             --
    Separate Account Charges 0.90% ..................            40,549,022      18,054      1.191         48,286,741         21,499
    Separate Account Charges 0.95% ..................             3,040,380          --      1.186          3,605,559             --
    Separate Account Charges 1.15% ..................             3,823,809          --      1.167          4,460,721             --
    Separate Account Charges 1.30% ..................               560,256          --      1.152            645,564             --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.30% ..................            11,527,537          --      1.173         13,521,294             --
    Separate Account Charges 0.60% ..................             1,129,046          --      1.583          1,787,254             --
    Separate Account Charges 0.80% ..................            12,192,341          --      1.557         18,984,483             --
    Separate Account Charges 0.90% ..................            14,876,238      17,543      1.544         22,973,577         27,092
    Separate Account Charges 0.95% ..................             1,569,801          --      1.538          2,414,279             --
    Separate Account Charges 1.15% ..................             1,313,625          --      1.513          1,987,294             --
    Separate Account Charges 1.30% ..................               228,047          --      1.494            340,778             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.217                 --             --
    Separate Account Charges 0.60% ..................               101,326          --      1.845            186,896             --
    Separate Account Charges 0.80% ..................               247,725          --      1.822            451,319             --
    Separate Account Charges 0.90% ..................               439,086          --      1.811            795,036             --
    Separate Account Charges 0.95% ..................                 7,024          --      1.805             12,679             --
    Separate Account Charges 1.15% ..................                68,011          --      1.783            121,256             --
    Separate Account Charges 1.30% ..................                 9,802          --      1.766             17,315             --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.30% ..................                    --          --      1.143                 --             --
    Separate Account Charges 0.60% ..................               725,473          --      2.444          1,772,848             --
    Separate Account Charges 0.80% ..................               295,879          --      2.415            714,458             --
    Separate Account Charges 0.90% ..................               661,395          --      2.400          1,587,554             --
    Separate Account Charges 0.95% ..................                48,685          --      2.393            116,508             --
    Separate Account Charges 1.15% ..................                68,411          --      2.365            161,765             --
    Separate Account Charges 1.30% ..................               117,011          --      2.343            274,212             --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.30% ..................                    --          --      1.186                 --             --
    Separate Account Charges 0.60% ..................               890,056          --      2.214          1,970,667             --
    Separate Account Charges 0.80% ..................               977,812          --      2.186          2,137,980             --
    Separate Account Charges 0.90% ..................             1,380,320          --      2.173          2,999,204             --
    Separate Account Charges 0.95% ..................                    --          --      2.166                 --             --
    Separate Account Charges 1.15% ..................               137,100          --      2.139            293,261             --
    Separate Account Charges 1.30% ..................                43,068          --      2.119             91,261             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.30% ..................             2,182,428          --    $ 1.123      $   2,451,795      $      --
    Separate Account Charges 0.60% ..................             1,353,337          --      1.797          2,431,281             --
    Separate Account Charges 0.80% ..................             2,350,402          --      1.774          4,169,803             --
    Separate Account Charges 0.90% ..................             3,672,426          --      1.763          6,474,363             --
    Separate Account Charges 0.95% ..................               149,484          --      1.757            262,710             --
    Separate Account Charges 1.15% ..................               520,898          --      1.736            904,026             --
    Separate Account Charges 1.30% ..................               308,645          --      1.719            530,641             --
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.30% ..................                    --          --      1.051                 --             --
    Separate Account Charges 0.60% ..................               461,716          --      1.106            510,624             --
    Separate Account Charges 0.80% ..................             7,461,712          --      1.092          8,146,800             --
    Separate Account Charges 0.90% ..................             7,085,943          --      1.085          7,686,851             --
    Separate Account Charges 0.95% ..................                34,428          --      1.081             37,228             --
    Separate Account Charges 1.15% ..................               488,966          --      1.068            521,982             --
    Separate Account Charges 1.30% ..................               313,740          --      1.057            331,709             --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.095                 --             --
    Separate Account Charges 0.60% ..................             1,066,543          --      1.350          1,439,325             --
    Separate Account Charges 0.80% ..................                35,258          --      1.345             47,423             --
    Separate Account Charges 0.90% ..................                63,881          --      1.343             85,780             --
    Separate Account Charges 0.95% ..................                    --          --      1.342                 --             --
    Separate Account Charges 1.15% ..................                25,753          --      1.337             34,437             --
    Separate Account Charges 1.30% ..................                 5,052          --      1.334              6,738             --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.200                 --             --
    Separate Account Charges 0.60% ..................               100,959          --      1.235            124,708             --
    Separate Account Charges 0.80% ..................                    --          --      1.234                 --             --
    Separate Account Charges 0.90% ..................                14,935          --      1.233             18,412             --
    Separate Account Charges 0.95% ..................                    --          --      1.232                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.231                 --             --
    Separate Account Charges 1.30% ..................                 5,761          --      1.230              7,083             --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.151                 --             --
    Separate Account Charges 0.60% ..................               272,617          --      1.158            315,664             --
    Separate Account Charges 0.80% ..................                 7,482          --      1.156              8,652             --
    Separate Account Charges 0.90% ..................                24,205          --      1.156             27,971             --
    Separate Account Charges 0.95% ..................                    --          --      1.155                 --             --
    Separate Account Charges 1.15% ..................               101,332          --      1.154            116,907             --
    Separate Account Charges 1.30% ..................                 6,608          --      1.153              7,616             --
Templeton Global Asset Allocation Fund - Class 1 Shares
    Separate Account Charges 0.30% ..................             5,197,684          --      1.152          5,989,918             --
    Separate Account Charges 0.60% ..................               121,205          --      2.046            247,962             --
    Separate Account Charges 0.80% ..................               356,823          --      2.012            718,078             --
    Separate Account Charges 0.90% ..................                 4,026          --      1.996              8,035             --
    Separate Account Charges 0.95% ..................               315,353          --      1.988            626,852             --
    Separate Account Charges 1.15% ..................               425,846          --      1.955            832,652             --
    Separate Account Charges 1.30% ..................               700,414          --      1.931          1,352,723             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 1 Shares
    Separate Account Charges 0.30% ..................            13,627,435          --    $ 1.130      $  15,392,820      $      --
    Separate Account Charges 0.60% ..................               515,737          --      2.017          1,040,345             --
    Separate Account Charges 0.80% ..................             1,180,397          --      1.984          2,342,235             --
    Separate Account Charges 0.90% ..................                    --          --      1.968                 --             --
    Separate Account Charges 0.95% ..................             1,298,956          --      1.960          2,545,806             --
    Separate Account Charges 1.15% ..................               445,332          --      1.928            858,557             --
    Separate Account Charges 1.30% ..................               891,046          --      1.904          1,696,754             --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.128                 --             --
    Separate Account Charges 0.60% ..................                94,386          --      1.127            106,418             --
    Separate Account Charges 0.80% ..................                12,517          --      1.126             14,093             --
    Separate Account Charges 0.90% ..................                13,087          --      1.125             14,726             --
    Separate Account Charges 0.95% ..................                    --          --      1.125                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.123                 --             --
    Separate Account Charges 1.30% ..................                 8,964          --      1.122             10,060             --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.079                 --             --
    Separate Account Charges 0.60% ..................               197,045          --      1.037            204,352             --
    Separate Account Charges 0.80% ..................               330,800          --      1.029            340,556             --
    Separate Account Charges 0.90% ..................               445,019          --      1.026            456,472             --
    Separate Account Charges 0.95% ..................                    --          --      1.024                 --             --
    Separate Account Charges 1.15% ..................                25,317          --      1.016             25,732             --
    Separate Account Charges 1.30% ..................                25,228          --      1.011             25,500             --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.099                 --             --
    Separate Account Charges 0.60% ..................             4,920,344          --      0.923          4,539,878             --
    Separate Account Charges 0.80% ..................             5,804,754          --      0.912          5,295,973             --
    Separate Account Charges 0.90% ..................            10,703,405          --      0.907          9,710,536             --
    Separate Account Charges 0.95% ..................                    --          --      0.905                 --             --
    Separate Account Charges 1.15% ..................             1,472,372          --      0.895          1,317,143             --
    Separate Account Charges 1.30% ..................               365,342          --      0.887            324,087             --
  Fundamental Value Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.095                 --             --
    Separate Account Charges 0.60% ..................               561,903          --      1.073            603,035             --
    Separate Account Charges 0.80% ..................             1,099,074          --      1.065          1,170,890             --
    Separate Account Charges 0.90% ..................             3,118,323          --      1.061          3,309,904             --
    Separate Account Charges 0.95% ..................                    --          --      1.059                 --             --
    Separate Account Charges 1.15% ..................                76,994          --      1.052             80,977             --
    Separate Account Charges 1.30% ..................                50,470          --      1.046             52,790             --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.30% ..................                    --          --      1.075                 --             --
    Separate Account Charges 0.60% ..................             2,094,227          --      1.088          2,278,399             --
    Separate Account Charges 0.80% ..................               228,247          --      1.080            246,499             --
    Separate Account Charges 0.90% ..................             1,459,758          --      1.076          1,570,726             --
    Separate Account Charges 0.95% ..................                 4,128          --      1.074              4,434             --
    Separate Account Charges 1.15% ..................                46,310          --      1.066             49,376             --
    Separate Account Charges 1.30% ..................                65,970          --      1.060             69,951             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Janus Aspen Series (continued)
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.30% ..................                    --          --    $ 1.185      $          --      $      --
    Separate Account Charges 0.60% ..................               775,607          --      0.887            687,632             --
    Separate Account Charges 0.80% ..................               134,271          --      0.880            118,168             --
    Separate Account Charges 0.90% ..................               253,070          --      0.877            221,904             --
    Separate Account Charges 0.95% ..................                 3,577          --      0.875              3,131             --
    Separate Account Charges 1.15% ..................                44,929          --      0.869             39,035             --
    Separate Account Charges 1.30% ..................                61,510          --      0.864             53,148             --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.30% ..................                    --          --      1.115                 --             --
    Separate Account Charges 0.60% ..................             1,355,881          --      0.793          1,075,224             --
    Separate Account Charges 0.80% ..................               201,672          --      0.787            158,757             --
    Separate Account Charges 0.90% ..................               532,525          --      0.784            417,675             --
    Separate Account Charges 0.95% ..................                 1,399          --      0.783              1,095             --
    Separate Account Charges 1.15% ..................                21,888          --      0.777             17,010             --
    Separate Account Charges 1.30% ..................                67,791          --      0.773             52,394             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.134                 --             --
    Separate Account Charges 0.60% ..................                53,428          --      1.128             60,279             --
    Separate Account Charges 0.80% ..................                   781          --      1.127                880             --
    Separate Account Charges 0.90% ..................                13,219          --      1.126             14,885             --
    Separate Account Charges 0.95% ..................                    --          --      1.126                 --             --
    Separate Account Charges 1.15% ..................                 1,039          --      1.124              1,167             --
    Separate Account Charges 1.30% ..................                    --          --      1.123                 --             --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.120                 --             --
    Separate Account Charges 0.60% ..................               118,943          --      1.112            132,277             --
    Separate Account Charges 0.80% ..................                22,529          --      1.111             25,021             --
    Separate Account Charges 0.90% ..................                17,490          --      1.110             19,412             --
    Separate Account Charges 0.95% ..................                    --          --      1.110                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.108                 --             --
    Separate Account Charges 1.30% ..................                    --          --      1.107                 --             --
  Mid-Cap Value Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.156                 --             --
    Separate Account Charges 0.60% ..................               145,040          --      1.166            169,174             --
    Separate Account Charges 0.80% ..................                 3,684          --      1.165              4,291             --
    Separate Account Charges 0.90% ..................                37,796          --      1.164             43,998             --
    Separate Account Charges 0.95% ..................                    --          --      1.164                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.162                 --             --
    Separate Account Charges 1.30% ..................                    --          --      1.161                 --             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 0.30% ..................                    --          --    $ 1.091      $          --     $       --
    Separate Account Charges 0.60% ..................                 5,160          --      1.080              5,570             --
    Separate Account Charges 0.80% ..................                    41          --      1.078                 44             --
    Separate Account Charges 0.90% ..................                 3,315          --      1.077              3,572             --
    Separate Account Charges 0.95% ..................                    --          --      1.077                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.076                 --             --
    Separate Account Charges 1.30% ..................                 1,172          --      1.075              1,260             --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.30% ..................                    --          --      1.014                 --             --
    Separate Account Charges 0.60% ..................             1,808,655          --      1.249          2,259,834             --
    Separate Account Charges 0.80% ..................               584,319          --      1.240            724,726             --
    Separate Account Charges 0.90% ..................             1,382,613          --      1.236          1,708,581             --
    Separate Account Charges 0.95% ..................                20,674          --      1.233             25,502             --
    Separate Account Charges 1.15% ..................               137,113          --      1.224            167,888             --
    Separate Account Charges 1.30% ..................                99,924          --      1.218            121,679             --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.30% ..................                    --          --      1.155                 --             --
    Separate Account Charges 0.60% ..................                71,306          --      0.796             56,732             --
    Separate Account Charges 0.80% ..................                23,413          --      0.790             18,491             --
    Separate Account Charges 0.90% ..................                17,365          --      0.787             13,664             --
    Separate Account Charges 0.95% ..................                    50          --      0.785                 39             --
    Separate Account Charges 1.15% ..................                13,080          --      0.780             10,198             --
    Separate Account Charges 1.30% ..................                16,954          --      0.775             13,146             --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.30% ..................                    --          --      1.165                 --             --
    Separate Account Charges 0.60% ..................             1,206,751          --      1.041          1,256,257             --
    Separate Account Charges 0.80% ..................               327,039          --      1.033            337,973             --
    Separate Account Charges 0.90% ..................               422,443          --      1.030            434,968             --
    Separate Account Charges 0.95% ..................                 4,434          --      1.028              4,557             --
    Separate Account Charges 1.15% ..................                38,611          --      1.020             39,394             --
    Separate Account Charges 1.30% ..................                38,089          --      1.015             38,646             --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.30% ..................                    --          --      1.189                 --             --
    Separate Account Charges 0.60% ..................             1,856,242          --      1.659          3,079,801             --
    Separate Account Charges 0.80% ..................               264,688          --      1.647            435,942             --
    Separate Account Charges 0.90% ..................               585,757          --      1.641            961,218             --
    Separate Account Charges 0.95% ..................                 2,058          --      1.638              3,370             --
    Separate Account Charges 1.15% ..................                91,130          --      1.626            148,180             --
    Separate Account Charges 1.30% ..................                99,131          --      1.617            160,302             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --    $ 1.096      $          --      $      --
    Separate Account Charges 0.60% ..................             1,808,280          --      1.836          3,320,680             --
    Separate Account Charges 0.80% ..................               994,556          --      1.814          1,803,975             --
    Separate Account Charges 0.90% ..................             3,401,157          --      1.803          6,131,228             --
    Separate Account Charges 0.95% ..................                10,768          --      1.797             19,351             --
    Separate Account Charges 1.15% ..................               261,535          --      1.775            464,244             --
    Separate Account Charges 1.30% ..................               113,026          --      1.759            198,779             --
  Investors Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --      1.091                 --             --
    Separate Account Charges 0.60% ..................               599,717          --      1.613            967,637             --
    Separate Account Charges 0.80% ..................               565,592          --      1.593            901,247             --
    Separate Account Charges 0.90% ..................               889,824          --      1.584          1,409,085             --
    Separate Account Charges 0.95% ..................                39,848          --      1.579             62,903             --
    Separate Account Charges 1.15% ..................               113,922          --      1.559            177,605             --
    Separate Account Charges 1.30% ..................               105,464          --      1.544            162,886             --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --      1.208                 --             --
    Separate Account Charges 0.60% ..................             1,020,306          --      1.072          1,093,452             --
    Separate Account Charges 0.80% ..................                42,130          --      1.064             44,820             --
    Separate Account Charges 0.90% ..................               228,170          --      1.060            241,851             --
    Separate Account Charges 0.95% ..................                14,966          --      1.058             15,835             --
    Separate Account Charges 1.15% ..................                44,057          --      1.050             46,273             --
    Separate Account Charges 1.30% ..................                15,275          --      1.045             15,955             --
  Total Return Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --      1.062                 --             --
    Separate Account Charges 0.60% ..................                20,280          --      1.295             26,254             --
    Separate Account Charges 0.80% ..................                80,302          --      1.278            102,664             --
    Separate Account Charges 0.90% ..................               380,349          --      1.270            483,222             --
    Separate Account Charges 0.95% ..................                    --          --      1.266                 --             --
    Separate Account Charges 1.15% ..................                18,533          --      1.251             23,179             --
    Separate Account Charges 1.30% ..................                57,649          --      1.239             71,426             --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.069                 --             --
    Separate Account Charges 0.60% ..................                61,928          --      0.834             51,625             --
    Separate Account Charges 0.80% ..................                37,131          --      0.828             30,727             --
    Separate Account Charges 0.90% ..................               118,865          --      0.825             98,006             --
    Separate Account Charges 0.95% ..................                    --          --      0.823                 --             --
    Separate Account Charges 1.15% ..................                74,501          --      0.817             60,866             --
    Separate Account Charges 1.30% ..................                59,784          --      0.813             48,575             --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.106                 --             --
    Separate Account Charges 0.60% ..................                25,633          --      0.893             22,892             --
    Separate Account Charges 0.80% ..................                53,043          --      0.887             47,023             --
    Separate Account Charges 0.90% ..................                10,798          --      0.883              9,537             --
    Separate Account Charges 0.95% ..................                    --          --      0.882                 --             --
    Separate Account Charges 1.15% ..................                   453          --      0.875                396             --
    Separate Account Charges 1.30% ..................                20,968          --      0.870             18,251             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.30% ..................                    --          --    $ 1.194      $          --      $      --
    Separate Account Charges 0.60% ..................               194,987          --      1.687            328,994             --
    Separate Account Charges 0.80% ..................               155,798          --      1.666            259,594             --
    Separate Account Charges 0.90% ..................               363,799          --      1.656            602,368             --
    Separate Account Charges 0.95% ..................                    --          --      1.651                 --             --
    Separate Account Charges 1.15% ..................                30,327          --      1.630             49,434             --
    Separate Account Charges 1.30% ..................                12,301          --      1.615             19,862             --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.044                 --             --
    Separate Account Charges 0.60% ..................               473,032          --      1.486            703,021             --
    Separate Account Charges 0.80% ..................                    --          --      1.470                 --             --
    Separate Account Charges 0.90% ..................                    --          --      1.463                 --             --
    Separate Account Charges 0.95% ..................                77,339          --      1.459            112,811             --
    Separate Account Charges 1.15% ..................                16,992          --      1.443             24,521             --
    Separate Account Charges 1.30% ..................                 8,581          --      1.432             12,284             --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.30% ..................             2,900,688          --      1.143          3,315,178             --
    Separate Account Charges 0.60% ..................             2,198,287          --      2.108          4,634,133             --
    Separate Account Charges 0.80% ..................               608,550          --      2.082          1,266,860             --
    Separate Account Charges 0.90% ..................             1,060,803          --      2.069          2,194,549             --
    Separate Account Charges 0.95% ..................                99,649          --      2.062            205,505             --
    Separate Account Charges 1.15% ..................               101,002          --      2.037            205,698             --
    Separate Account Charges 1.30% ..................               188,652          --      2.017            380,602             --
  Equity Income Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.103                 --             --
    Separate Account Charges 0.60% ..................             2,075,369          --      1.519          3,153,204             --
    Separate Account Charges 0.80% ..................             3,648,618          --      1.497          5,461,592             --
    Separate Account Charges 0.90% ..................             7,766,609          --      1.486         11,539,493             --
    Separate Account Charges 0.95% ..................                    --          --      1.480                 --             --
    Separate Account Charges 1.15% ..................             1,272,888          --      1.458          1,856,419             --
    Separate Account Charges 1.30% ..................               303,955          --      1.442            438,364             --
  Federated High Yield Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.048                 --             --
    Separate Account Charges 0.60% ..................                   176          --      1.373                242             --
    Separate Account Charges 0.80% ..................               106,443          --      1.354            144,110             --
    Separate Account Charges 0.90% ..................               145,493          --      1.344            195,565             --
    Separate Account Charges 0.95% ..................                    --          --      1.339                 --             --
    Separate Account Charges 1.15% ..................                 7,239          --      1.320              9,558             --
    Separate Account Charges 1.30% ..................                15,012          --      1.306             19,607             --
  Federated Stock Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.106                 --             --
    Separate Account Charges 0.60% ..................               457,493          --      1.549            708,733             --
    Separate Account Charges 0.80% ..................               684,873          --      1.526          1,045,226             --
    Separate Account Charges 0.90% ..................             1,402,815          --      1.515          2,125,013             --
    Separate Account Charges 0.95% ..................                    --          --      1.509                 --             --
    Separate Account Charges 1.15% ..................               108,852          --      1.487            161,841             --
    Separate Account Charges 1.30% ..................                30,999          --      1.470             45,575             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 0.30% ..................                    --          --    $ 1.102      $          --      $      --
    Separate Account Charges 0.60% ..................               795,132          --      1.253            996,584             --
    Separate Account Charges 0.80% ..................             5,245,117          --      1.235          6,476,834             --
    Separate Account Charges 0.90% ..................             6,291,689          --      1.226          7,711,616             --
    Separate Account Charges 0.95% ..................                    --          --      1.221                 --             --
    Separate Account Charges 1.15% ..................               668,030          --      1.203            803,702             --
    Separate Account Charges 1.30% ..................               190,428          --      1.190            226,563             --
  Lazard International Stock Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.155                 --             --
    Separate Account Charges 0.60% ..................               167,658          --      1.092            183,003             --
    Separate Account Charges 0.80% ..................               678,502          --      1.075            729,727             --
    Separate Account Charges 0.90% ..................             1,168,328          --      1.068          1,247,253             --
    Separate Account Charges 0.95% ..................                    --          --      1.064                 --             --
    Separate Account Charges 1.15% ..................               191,964          --      1.048            201,179             --
    Separate Account Charges 1.30% ..................                33,953          --      1.036             35,189             --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.162                 --             --
    Separate Account Charges 0.60% ..................               157,515          --      1.144            180,124             --
    Separate Account Charges 0.80% ..................               569,174          --      1.129            642,781             --
    Separate Account Charges 0.90% ..................               369,816          --      1.122            415,045             --
    Separate Account Charges 0.95% ..................                 8,315          --      1.119              9,303             --
    Separate Account Charges 1.15% ..................                25,111          --      1.105             27,746             --
    Separate Account Charges 1.30% ..................                26,198          --      1.095             28,676             --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.170                 --             --
    Separate Account Charges 0.60% ..................                89,184          --      0.767             68,396             --
    Separate Account Charges 0.80% ..................                27,954          --      0.761             21,282             --
    Separate Account Charges 0.90% ..................                95,469          --      0.759             72,416             --
    Separate Account Charges 0.95% ..................                    --          --      0.757                 --             --
    Separate Account Charges 1.15% ..................                 7,979          --      0.752              5,997             --
    Separate Account Charges 1.30% ..................                23,153          --      0.747             17,306             --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.169                 --             --
    Separate Account Charges 0.60% ..................               405,733          --      1.283            520,564             --
    Separate Account Charges 0.80% ..................             1,727,825          --      1.267          2,189,187             --
    Separate Account Charges 0.90% ..................             2,446,747          --      1.259          3,080,714             --
    Separate Account Charges 0.95% ..................               111,924          --      1.255            140,482             --
    Separate Account Charges 1.15% ..................               372,161          --      1.239            461,285             --
    Separate Account Charges 1.30% ..................               229,344          --      1.228            281,606             --
  MFS Value Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.116                 --             --
    Separate Account Charges 0.60% ..................                75,453          --      1.128             85,118             --
    Separate Account Charges 0.80% ..................                    --          --      1.127                 --             --
    Separate Account Charges 0.90% ..................                 3,503          --      1.126              3,944             --
    Separate Account Charges 0.95% ..................                    --          --      1.125                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.124                 --             --
    Separate Account Charges 1.30% ..................                    --          --      1.123                 --             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio
    Separate Account Charges 0.30% ..................               558,000          --    $ 1.110      $     619,497      $      --
    Separate Account Charges 0.60% ..................               303,851          --      1.340            407,228             --
    Separate Account Charges 0.80% ..................               468,411          --      1.318            617,519             --
    Separate Account Charges 0.90% ..................             1,089,065          --      1.308          1,424,006             --
    Separate Account Charges 0.95% ..................                74,373          --      1.302             96,845             --
    Separate Account Charges 1.15% ..................               160,136          --      1.281            205,121             --
    Separate Account Charges 1.30% ..................                82,200          --      1.265            103,998             --
Social Awareness Stock Portfolio
    Separate Account Charges 0.30% ..................             1,305,355          --      1.135          1,482,114             --
    Separate Account Charges 0.60% ..................               410,937          --      1.663            683,352             --
    Separate Account Charges 0.80% ..................               907,516          --      1.636          1,484,509             --
    Separate Account Charges 0.90% ..................             2,804,373          --      1.622          4,549,685             --
    Separate Account Charges 0.95% ..................               274,250          --      1.616            443,112             --
    Separate Account Charges 1.15% ..................               439,540          --      1.589            698,580             --
    Separate Account Charges 1.30% ..................               657,162          --      1.570          1,031,633             --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.30% ..................             1,546,414          --      1.008          1,558,935             --
    Separate Account Charges 0.60% ..................               316,329          --      1.440            455,392             --
    Separate Account Charges 0.80% ..................               583,093          --      1.419            827,318             --
    Separate Account Charges 0.90% ..................             1,257,867          --      1.409          1,771,798             --
    Separate Account Charges 0.95% ..................                82,834          --      1.404            116,258             --
    Separate Account Charges 1.15% ..................               344,205          --      1.383            476,116             --
    Separate Account Charges 1.30% ..................               264,155          --      1.368            361,426             --
  U.S. Government Securities Portfolio
    Separate Account Charges 0.30% ..................             1,851,528          --      1.016          1,881,754             --
    Separate Account Charges 0.60% ..................               754,697          --      1.746          1,317,911             --
    Separate Account Charges 0.80% ..................             1,163,642          --      1.718          1,998,830             --
    Separate Account Charges 0.90% ..................             2,433,134          --      1.704          4,145,247             --
    Separate Account Charges 0.95% ..................               215,844          --      1.697            366,218             --
    Separate Account Charges 1.15% ..................               496,882          --      1.669            829,292             --
    Separate Account Charges 1.30% ..................               343,548          --      1.649            566,342             --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.127                 --             --
    Separate Account Charges 0.60% ..................               145,832          --      0.894            130,416             --
    Separate Account Charges 0.80% ..................             1,177,150          --      0.888          1,045,027             --
    Separate Account Charges 0.90% ..................             1,104,994          --      0.885            977,373             --
    Separate Account Charges 0.95% ..................                   699          --      0.883                617             --
    Separate Account Charges 1.15% ..................                60,480          --      0.876             53,006             --
    Separate Account Charges 1.30% ..................                33,691          --      0.872             29,365             --
  MFS Total Return Portfolio
    Separate Account Charges 0.30% ..................             1,537,962          --      1.077          1,656,413             --
    Separate Account Charges 0.60% ..................             2,807,363          --      1.988          5,581,396             --
    Separate Account Charges 0.80% ..................             3,094,227          --      1.956          6,051,259             --
    Separate Account Charges 0.90% ..................             4,604,359          --      1.940          8,930,866             --
    Separate Account Charges 0.95% ..................                79,150          --      1.932            152,892             --
    Separate Account Charges 1.15% ..................             1,400,796          --      1.900          2,661,710             --
    Separate Account Charges 1.30% ..................               728,163          --      1.877          1,366,662             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.30% ..................               331,071          --    $ 1.066      $     352,886      $      --
    Separate Account Charges 0.60% ..................               144,266          --      1.554            224,222             --
    Separate Account Charges 0.80% ..................               463,747          --      1.529            708,991             --
    Separate Account Charges 0.90% ..................               517,204          --      1.516            784,239             --
    Separate Account Charges 0.95% ..................                40,442          --      1.510             61,072             --
    Separate Account Charges 1.15% ..................               139,939          --      1.485            207,873             --
    Separate Account Charges 1.30% ..................               119,798          --      1.467            175,770             --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.30% ..................                    --          --      1.003                 --             --
    Separate Account Charges 0.60% ..................                20,413          --      1.007             20,561             --
    Separate Account Charges 0.80% ..................                    --          --      1.005                 --             --
    Separate Account Charges 0.90% ..................                    --          --      1.003                 --             --
    Separate Account Charges 0.95% ..................                    --          --      1.003                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.000                 --             --
    Separate Account Charges 1.30% ..................                    --          --      0.998                 --             --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.119                 --             --
    Separate Account Charges 0.60% ..................             2,160,052          --      0.930          2,007,892             --
    Separate Account Charges 0.80% ..................             2,306,943          --      0.923          2,128,694             --
    Separate Account Charges 0.90% ..................             3,621,393          --      0.919          3,329,376             --
    Separate Account Charges 0.95% ..................                    --          --      0.918                 --             --
    Separate Account Charges 1.15% ..................               242,273          --      0.911            220,694             --
    Separate Account Charges 1.30% ..................                39,325          --      0.906             35,627             --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.30% ..................               196,344          --      1.054            206,907             --
    Separate Account Charges 0.60% ..................                78,885          --      1.407            110,984             --
    Separate Account Charges 0.80% ..................               289,938          --      1.384            401,293             --
    Separate Account Charges 0.90% ..................               542,473          --      1.373            744,705             --
    Separate Account Charges 0.95% ..................                21,624          --      1.367             29,563             --
    Separate Account Charges 1.15% ..................               108,361          --      1.345            145,751             --
    Separate Account Charges 1.30% ..................                98,700          --      1.329            131,141             --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.30% ..................               713,721          --      1.168            833,648             --
    Separate Account Charges 0.60% ..................               231,552          --      1.043            241,446             --
    Separate Account Charges 0.80% ..................             1,767,015          --      1.026          1,812,407             --
    Separate Account Charges 0.90% ..................             1,781,164          --      1.017          1,811,973             --
    Separate Account Charges 0.95% ..................               251,365          --      1.013            254,657             --
    Separate Account Charges 1.15% ..................               293,359          --      0.997            292,354             --
    Separate Account Charges 1.30% ..................               139,310          --      0.984            137,126             --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.30% ..................               965,434          --      1.093          1,054,934             --
    Separate Account Charges 0.60% ..................             3,173,539          --      1.537          4,877,475             --
    Separate Account Charges 0.80% ..................               307,347          --      1.512            464,647             --
    Separate Account Charges 0.90% ..................               692,603          --      1.499          1,038,476             --
    Separate Account Charges 0.95% ..................               549,068          --      1.493            819,878             --
    Separate Account Charges 1.15% ..................               325,091          --      1.469            477,489             --
    Separate Account Charges 1.30% ..................               260,880          --      1.451            378,466             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --    $ 1.101      $          --      $      --
    Separate Account Charges 0.60% ..................               366,579          --      1.504            551,381             --
    Separate Account Charges 0.80% ..................             1,743,036          --      1.485          2,588,694             --
    Separate Account Charges 0.90% ..................             1,719,148          --      1.476          2,537,082             --
    Separate Account Charges 0.95% ..................               117,362          --      1.471            172,651             --
    Separate Account Charges 1.15% ..................               471,937          --      1.453            685,509             --
    Separate Account Charges 1.30% ..................               120,658          --      1.439            173,601             --
  Smith Barney Money Market Portfolio
    Separate Account Charges 0.30% ..................               866,201          --      1.004            869,395             --
    Separate Account Charges 0.60% ..................                35,778          --      1.260             45,086             --
    Separate Account Charges 0.80% ..................               467,624          --      1.239            579,613             --
    Separate Account Charges 0.90% ..................             1,343,408          --      1.229          1,651,481             --
    Separate Account Charges 0.95% ..................               284,339          --      1.224            348,105             --
    Separate Account Charges 1.15% ..................               548,407          --      1.204            660,397             --
    Separate Account Charges 1.30% ..................               620,599          --      1.189            738,126             --
  Strategic Equity Portfolio
    Separate Account Charges 0.30% ..................            15,242,832          --      1.108         16,889,571             --
    Separate Account Charges 0.60% ..................               669,603          --      1.538          1,029,898             --
    Separate Account Charges 0.80% ..................             8,657,478          --      1.513         13,098,478             --
    Separate Account Charges 0.90% ..................             7,455,295          --      1.501         11,187,003             --
    Separate Account Charges 0.95% ..................               432,539          --      1.494            646,378             --
    Separate Account Charges 1.15% ..................             1,025,980          --      1.470          1,508,189             --
    Separate Account Charges 1.30% ..................               445,637          --      1.452            647,045             --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.118                 --             --
    Separate Account Charges 0.60% ..................                96,505          --      1.469            141,753             --
    Separate Account Charges 0.80% ..................                 5,458          --      1.464              7,990             --
    Separate Account Charges 0.90% ..................               103,873          --      1.462            151,814             --
    Separate Account Charges 0.95% ..................                    --          --      1.460                 --             --
    Separate Account Charges 1.15% ..................                77,925          --      1.455            113,415             --
    Separate Account Charges 1.30% ..................                23,081          --      1.452             33,509             --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.123                 --             --
    Separate Account Charges 0.60% ..................               174,046          --      0.735            127,858             --
    Separate Account Charges 0.80% ..................                93,510          --      0.729             68,191             --
    Separate Account Charges 0.90% ..................               257,072          --      0.727            186,784             --
    Separate Account Charges 0.95% ..................                 1,289          --      0.725                935             --
    Separate Account Charges 1.15% ..................                31,707          --      0.720             22,827             --
    Separate Account Charges 1.30% ..................                52,461          --      0.716             37,561             --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.106                 --             --
    Separate Account Charges 0.60% ..................                28,823          --      0.824             23,748             --
    Separate Account Charges 0.80% ..................                 5,962          --      0.818              4,876             --
    Separate Account Charges 0.90% ..................                43,549          --      0.815             35,490             --
    Separate Account Charges 0.95% ..................                   625          --      0.813                509             --
    Separate Account Charges 1.15% ..................                19,929          --      0.807             16,093             --
    Separate Account Charges 1.30% ..................                35,761          --      0.803             28,718             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.30% ..................                    --          --    $ 1.210      $          --      $      --
    Separate Account Charges 0.60% ..................               485,743          --      1.139            553,162             --
    Separate Account Charges 0.80% ..................                33,390          --      1.130             37,746             --
    Separate Account Charges 0.90% ..................                95,537          --      1.126            107,608             --
    Separate Account Charges 0.95% ..................                    --          --      1.124                 --             --
    Separate Account Charges 1.15% ..................                 5,571          --      1.116              6,217             --
    Separate Account Charges 1.30% ..................                10,172          --      1.110             11,290             --

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.30% ..................            15,832,603          --      1.098         17,378,843             --
    Separate Account Charges 0.60% ..................               149,510          --      1.882            281,437             --
    Separate Account Charges 0.80% ..................             2,302,232          --      1.852          4,262,882             --
    Separate Account Charges 0.90% ..................                 5,372          --      1.836              9,866             --
    Separate Account Charges 0.95% ..................             1,124,786          --      1.829          2,057,159             --
    Separate Account Charges 1.15% ..................               400,554          --      1.799            720,623             --
    Separate Account Charges 1.30% ..................             1,487,531          --      1.777          2,643,316             --
  Growth Portfolio - Initial Class
    Separate Account Charges 0.30% ..................            22,829,808          --      1.097         25,036,323             --
    Separate Account Charges 0.60% ..................               375,289          --      1.578            592,259             --
    Separate Account Charges 0.80% ..................             3,845,340          --      1.552          5,969,415             --
    Separate Account Charges 0.90% ..................                    --          --      1.540                 --             --
    Separate Account Charges 0.95% ..................             2,500,424          --      1.533          3,833,932             --
    Separate Account Charges 1.15% ..................               867,802          --      1.508          1,308,871             --
    Separate Account Charges 1.30% ..................             1,304,854          --      1.490          1,943,902             --
  High Income Portfolio - Initial Class
    Separate Account Charges 0.30% ..................             1,741,580          --      1.061          1,848,103             --
    Separate Account Charges 0.60% ..................                37,524          --      1.161             43,580             --
    Separate Account Charges 0.80% ..................               256,356          --      1.142            292,868             --
    Separate Account Charges 0.90% ..................                    --          --      1.133                 --             --
    Separate Account Charges 0.95% ..................               317,740          --      1.128            358,557             --
    Separate Account Charges 1.15% ..................               167,884          --      1.110            186,356             --
    Separate Account Charges 1.30% ..................               168,222          --      1.096            184,438             --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Separate Account Charges 0.30% ..................             8,060,351          --      1.053          8,486,790             --
    Separate Account Charges 0.60% ..................                71,906          --      1.613            116,007             --
    Separate Account Charges 0.80% ..................             1,480,269          --      1.587          2,349,036             --
    Separate Account Charges 0.90% ..................                    --          --      1.574                 --             --
    Separate Account Charges 0.95% ..................               431,583          --      1.567            676,475             --
    Separate Account Charges 1.15% ..................               572,513          --      1.542            882,698             --
    Separate Account Charges 1.30% ..................               500,491          --      1.523            762,164             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.30% ..................                    --          --    $ 1.130      $          --      $      --
    Separate Account Charges 0.60% ..................             5,358,276          --      1.247          6,681,104             --
    Separate Account Charges 0.80% ..................               840,729          --      1.238          1,040,591             --
    Separate Account Charges 0.90% ..................               633,884          --      1.233            781,715             --
    Separate Account Charges 0.95% ..................                 6,459          --      1.231              7,951             --
    Separate Account Charges 1.15% ..................               869,834          --      1.222          1,062,904             --
    Separate Account Charges 1.30% ..................                80,933          --      1.215             98,353             --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.30% ..................                    --          --      1.174                 --             --
    Separate Account Charges 0.60% ..................                54,968          --      0.974             53,545             --
    Separate Account Charges 0.80% ..................                39,094          --      0.967             37,804             --
    Separate Account Charges 0.90% ..................                48,368          --      0.963             46,600             --
    Separate Account Charges 0.95% ..................                 6,053          --      0.962              5,822             --
    Separate Account Charges 1.15% ..................                   545          --      0.955                520             --
    Separate Account Charges 1.30% ..................                12,403          --      0.949             11,775             --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.30% ..................                    --          --      1.195                 --             --
    Separate Account Charges 0.60% ..................             3,259,665          --      1.574          5,131,651             --
    Separate Account Charges 0.80% ..................               473,022          --      1.563            739,238             --
    Separate Account Charges 0.90% ..................               881,226          --      1.557          1,372,102             --
    Separate Account Charges 0.95% ..................                 2,603          --      1.554              4,045             --
    Separate Account Charges 1.15% ..................               151,955          --      1.543            234,445             --
    Separate Account Charges 1.30% ..................                90,732          --      1.534            139,217             --
                                                                                                        -------------      ---------

Net Contract Owners' Equity .........................                                                   $ 996,488,880      $ 181,593
                                                                                                        =============      =========

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (8.1%)
    Total (Cost $98,611,068)                                                   1,217,766  $ 80,652,625  $  4,608,843  $  8,140,553
                                                                            ------------  ------------  ------------  ------------

DREYFUS STOCK INDEX FUND, INC. (2.7%)
    Total (Cost $27,395,802)                                                     871,879    26,932,357     2,658,641     2,637,021
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.7%)
    Total (Cost $6,864,059)                                                      734,118     7,275,105     1,693,804     1,535,557
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (4.0%)
    Total (Cost $41,398,779)                                                   2,360,948    39,356,998     2,900,027     4,340,110
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.2%)
    Total (Cost $12,393,094)                                                  12,393,094    12,393,094     7,539,219     8,717,873
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $538,724)                                                         27,062       576,421       138,375        55,514
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.3%)
  Global Growth Fund - Class 2 Shares (Cost $604,789)                             37,870       652,495       619,326        14,398
  Growth Fund - Class 2 Shares (Cost $1,314,309)                                  28,130     1,437,452     1,337,064        23,993
  Growth-Income Fund - Class 2 Shares (Cost $935,496)                             27,146       994,629       991,823        56,747
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,854,594)                                                       93,146     3,084,576     2,948,213        95,138
                                                                            ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (36.6%)
  CitiStreet Diversified Bond Fund - Class I (Cost $105,153,058)               9,500,372   112,389,397    16,127,613    11,181,789
  CitiStreet International Stock Fund - Class I (Cost $78,889,172)             5,606,214    75,908,134     7,108,793    14,050,746
  CitiStreet Large Company Stock Fund - Class I (Cost $127,979,871)            9,861,737   114,889,238     7,039,179    11,385,292
  CitiStreet Small Company Stock Fund - Class I (Cost $54,921,259)             4,443,843    62,036,051     3,460,404     8,842,326
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $366,943,360)                                                 29,412,166   365,222,820    33,735,989    45,460,153
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.2%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,300,486)                                                      119,675     1,584,501       792,491       738,979
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.2%)
  Delaware VIP REIT Series - Standard Class (Cost $3,318,741)                    242,523     4,627,345     1,611,186       827,915
  Delaware VIP Small Cap Value Series - Standard Class (Cost $5,193,158)         246,055     7,492,373     1,596,265       597,779
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,511,899)                                                      488,578    12,119,718     3,207,451     1,425,694
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (3.5%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $16,707,754)                                                           414,552    17,224,619     1,835,510     1,941,761
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $18,107,680)       484,679    17,235,194       884,912     2,406,104
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $34,815,434)                                                     899,231    34,459,813     2,720,422     4,347,865
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.6%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,445,531)                96,977     1,613,703     1,099,761       125,038
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $131,989)                                                               17,324       150,203       136,130         4,589
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $421,776)              33,227       476,810       435,433        14,160
  Templeton Global Asset Allocation Fund - Class 1 Shares (Cost $8,577,942)      463,108     9,776,220       983,597       866,616
  Templeton Growth Securities Fund - Class 1 Shares (Cost $22,868,328)         1,839,485    23,876,517     1,706,418     1,762,649
  Templeton Growth Securities Fund - Class 2 Shares (Cost $132,013)               11,325       145,297       132,147           138
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $33,577,579)                                                   2,461,446    36,038,750     4,493,486     2,773,190
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
  Greenwich Street Series Fund (2.8%)
  Appreciation Portfolio (Cost $902,046)                                          44,926  $  1,052,612  $    327,007  $     96,568
  Equity Index Portfolio - Class II Shares (Cost $20,053,599)                    717,738    21,187,617     2,647,468     2,056,201
  Fundamental Value Portfolio (Cost $4,434,496)                                  247,279     5,217,596     1,107,957       508,144
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $25,390,141)                                                   1,009,943    27,457,825     4,082,432     2,660,913
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.7%)
  Balanced Portfolio - Service Shares (Cost $3,841,269)                          167,171     4,219,385       912,601       491,317
  Mid Cap Growth Portfolio - Service Shares (Cost $873,073)                       44,283     1,123,018       265,054        95,868
  Worldwide Growth Portfolio - Service Shares (Cost $1,622,479)                   64,694     1,722,155     1,032,049       929,317
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $6,336,821)                                                      276,148     7,064,558     2,209,704     1,516,502
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $69,205)                                                           4,569        77,211        69,281            79
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.0%)
  Growth and Income Portfolio (Cost $160,348)                                      6,501       176,710       366,018       204,416
  Mid-Cap Value Portfolio (Cost $200,277)                                         10,460       217,463       200,401           130
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $360,625)                                                         16,961       394,173       566,419       204,546
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $9,750)                                                              505        10,446         9,762            13
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (0.5%)
  Total Return Portfolio - Administrative Class
    Total (Cost $4,893,858)                                                      476,519     5,008,210     1,511,966       817,413
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $97,746)                22,590       112,270        47,885        32,619
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,709,027)        143,562     2,111,795     1,213,349     1,143,336
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,403,773)             210,128     4,788,813     1,542,189       465,974
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,210,546)                                                      376,280     7,012,878     2,803,423     1,641,929
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.8%)
  All Cap Fund - Class I (Cost $10,219,534)                                      709,344    11,938,257     1,948,428     1,239,312
  Investors Fund - Class I (Cost $3,260,797)                                     266,572     3,681,363       631,442       621,471
  Small Cap Growth Fund - Class I (Cost $1,158,630)                              103,491     1,458,186       505,049       189,510
    Total Return Fund - Class I (Cost $654,187)                                   62,710       706,745       116,057       213,102
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $15,293,148)                                                   1,142,117    17,784,551     3,200,976     2,263,395
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.0%)
  Smith Barney Dividend Strategy Portfolio (Cost $267,617)                        32,635       289,799       101,119        43,462
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $90,711)          8,087        98,099        40,911        25,940
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $358,328)                                                         40,722       387,898       142,030        69,402
                                                                            ------------  ------------  ------------  ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $992,229)                                                        107,073     1,260,252       217,973       269,854
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (9.8%)
  Convertible Securities Portfolio (Cost $822,406)                                69,039  $    852,637  $    619,296  $     70,729
  Disciplined Mid Cap Stock Portfolio (Cost $9,864,513)                          617,537    12,202,525     2,719,207     1,121,112
  Equity Income Portfolio (Cost $19,805,193)                                   1,307,459    22,449,072     2,803,913     2,661,823
  Federated High Yield Portfolio (Cost $395,931)                                  42,817       369,082        77,269        43,050
  Federated Stock Portfolio (Cost $3,673,616)                                    246,763     4,086,388       406,544       461,926
  Large Cap Portfolio (Cost $19,564,304)                                       1,164,056    16,215,299     1,300,821     2,619,495
  Lazard International Stock Portfolio (Cost $2,317,012)                         209,838     2,396,351       852,836       672,760
  Merrill Lynch Large Cap Core Portfolio (Cost $1,397,705)                       144,053     1,303,675       247,610       284,724
  MFS Emerging Growth Portfolio (Cost $160,717)                                   17,590       185,397        75,408        31,108
  MFS Mid Cap Growth Portfolio (Cost $9,263,749)                                 850,170     6,673,838       750,254       755,535
  MFS Value Portfolio (Cost $87,517)                                               7,229        89,062        87,570            54
  Pioneer Fund Portfolio (Cost $4,078,998)                                       288,796     3,474,214       504,320       689,982
  Social Awareness Stock Portfolio (Cost $10,703,623)                            426,872    10,372,985     1,087,584     1,342,018
  Travelers Quality Bond Portfolio (Cost $5,662,604)                             504,736     5,567,243       907,131     1,144,540
  U.S. Government Securities Portfolio (Cost $11,212,614)                        871,027    11,105,594     1,861,242     2,621,848
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $99,010,502)                                                   6,767,982    97,343,362    14,301,005    14,520,704
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (11.2%)
  AIM Capital Appreciation Portfolio (Cost $1,764,733)                           208,954     2,235,804       277,662       196,654
  MFS Total Return Portfolio (Cost $25,014,067)                                1,540,327    26,401,198     4,481,976     2,088,900
  Pioneer Strategic Income Portfolio (Cost $2,610,701)                           268,129     2,515,053       526,206       365,368
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $20,696)              2,054        20,561        19,735            40
  Smith Barney Aggressive Growth Portfolio (Cost $6,512,499)                     579,751     7,722,283     1,694,578       968,790
  Smith Barney High Income Portfolio (Cost $1,871,434)                           234,483     1,770,344       337,743       233,935
  Smith Barney International All Cap Growth Portfolio (Cost $4,819,788)          415,082     5,383,611     1,968,674     1,943,686
  Smith Barney Large Cap Value Portfolio (Cost $8,931,812)                       505,065     9,111,365     1,045,144       776,353
  Smith Barney Large Capitalization Growth Portfolio (Cost $6,456,335)           466,870     6,708,918     1,326,201     1,424,491
  Smith Barney Money Market Portfolio (Cost $4,888,245)                        4,888,245     4,888,245     5,269,087     5,557,396
  Strategic Equity Portfolio (Cost $65,354,809)                                2,565,939    45,006,562     1,901,590     4,334,753
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $128,245,119)                                                 11,674,899   111,763,944    18,848,596    17,890,366
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $382,428)                            32,760       448,481       269,630        29,714
  Emerging Growth Portfolio - Class II Shares (Cost $393,224)                     17,189       444,156       150,995       168,381
  Enterprise Portfolio - Class II Shares (Cost $101,354)                           8,047       109,434        50,822        43,317
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $877,006)                                                         57,996     1,002,071       471,447       241,412
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $564,029)                                                         62,809       716,023       251,814        61,946
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND (6.9%)
  Equity - Income Portfolio - Initial Class (Cost $24,929,765)                 1,078,208    27,354,126     2,347,972     2,214,430
  Growth Portfolio - Initial Class (Cost $53,056,970)                          1,208,519    38,684,702     2,105,062     4,291,347
  High Income Portfolio - Initial Class (Cost $3,319,252)                        416,272     2,913,902       476,028       228,640
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $81,305,987)                                                   2,702,999    68,952,730     4,929,062     6,734,417
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.3%)
  Asset Manager Portfolio - Initial Class (Cost $14,253,114)                     893,816    13,273,170       835,067     1,026,460
  Contrafund(R) Portfolio - Service Class 2 (Cost $7,524,973)                    367,082     9,672,618     2,357,739       391,419
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $21,778,087)                                                   1,260,898    22,945,788     3,192,806     1,417,879
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET      COST OF       PROCEEDS
                                                                               SHARES         VALUE      PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VARIABLE INSURANCE PRODUCTS FUND III (0.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $137,960)        21,950  $    156,066  $     90,770  $    117,718
  Mid Cap Portfolio - Service Class 2 (Cost $5,688,221)                          255,043     7,620,698     3,249,504       261,625
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,826,181)                                                      276,993     7,776,764     3,340,274       379,343
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $1,031,726,440)                                                                   $996,655,462  $127,585,931  $130,957,760
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
CAPITAL APPRECIATION FUND                     2004   54,193  1.196 - 1.982    80,653          --      0.30 - 1.30      17.14 - 18.82
                                              2003   43,261  1.586 - 1.668    70,888        0.05      0.60 - 1.30      23.33 - 24.11
                                              2002   44,681  1.286 - 1.344    59,102        1.58      0.60 - 1.30  (26.09) - (25.50)
                                              2001   45,401  1.740 - 1.804    80,894        0.47      0.60 - 1.30  (27.04) - (26.55)

DREYFUS STOCK INDEX FUND, INC.                2004   20,055  1.100 - 1.855    26,932        1.82      0.30 - 1.30        8.16 - 9.96
                                              2003   14,993  1.604 - 1.687    24,760        1.51      0.60 - 1.30      26.70 - 27.61
                                              2002   14,628  1.266 - 1.322    18,994        1.35      0.60 - 1.30  (23.32) - (22.83)
                                              2001   14,780  1.651 - 1.713    24,941        1.09      0.60 - 1.30  (13.33) - (12.74)

HIGH YIELD BOND TRUST                         2004    4,258  1.053 - 2.073     7,275        6.98      0.30 - 1.30        4.88 - 8.14
                                              2003    3,728  1.823 - 1.917     7,021        8.33      0.60 - 1.30      27.48 - 28.31
                                              2002    3,226  1.430 - 1.494     4,738       15.29      0.60 - 1.30        3.25 - 3.97
                                              2001    2,850  1.385 - 1.437     4,039        6.23      0.60 - 1.30        8.12 - 8.95

MANAGED ASSETS TRUST                          2004   23,039  1.077 - 1.907    39,357        2.34      0.30 - 1.30        6.42 - 8.78
                                              2003   22,393  1.666 - 1.753    38,557        2.64      0.60 - 1.30      20.38 - 21.23
                                              2002   23,202  1.384 - 1.446    33,016        6.44      0.60 - 1.30    (9.78) - (9.11)
                                              2001   22,664  1.534 - 1.591    35,590        2.65      0.60 - 1.30    (6.29) - (5.63)

MONEY MARKET PORTFOLIO                        2004   10,755  1.116 - 1.167    12,404        1.01      0.60 - 1.30      (0.27) - 0.43
                                              2003   11,805  1.119 - 1.162    13,574        0.78      0.60 - 1.30      (0.53) - 0.17
                                              2002   13,383  1.125 - 1.160    15,395        1.36      0.60 - 1.30        0.00 - 0.78
                                              2001    8,655  1.125 - 1.151     9,899        3.35      0.60 - 1.30        2.46 - 3.14
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I     2004      719  0.786 - 0.806       576        0.50      0.60 - 1.30        4.38 - 5.08
                                              2003      610  0.753 - 0.767       465        0.32      0.60 - 1.30       9.20 - 24.31
                                              2002      526  0.610 - 0.617       324        0.47      0.60 - 1.30  (31.15) - (30.67)
                                              2001      220  0.886 - 0.890       196        0.26      0.60 - 1.30    (11.10) - 13.88
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004      588  1.105 - 1.110       652        0.16      0.60 - 1.30       2.69 - 12.26

  Growth Fund - Class 2 Shares                2004    1,316  1.087 - 1.092     1,437        0.27      0.60 - 1.30        0.09 - 9.44

  Growth-Income Fund - Class 2 Shares         2004      918  1.079 - 1.084       995        1.90      0.60 - 1.30       5.47 - 13.06

CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund - Class I  2004   73,042  1.012 - 1.675   112,389        3.36      0.30 - 1.30        1.30 - 4.04
                                              2003   67,200  1.531 - 1.610   106,132        4.10      0.60 - 1.30        4.22 - 4.95
                                              2002   70,560  1.469 - 1.534   106,454        4.25      0.60 - 1.30        7.54 - 8.26
                                              2001   63,795  1.366 - 1.417    89,094        4.24      0.60 - 1.30        5.48 - 6.22

  CitiStreet International Stock Fund -
    Class I                                   2004   57,242  1.153 - 1.396    75,908        1.35      0.30 - 1.30      13.43 - 14.15
                                              2003   61,503  1.162 - 1.223    73,769        0.78      0.60 - 1.30      28.40 - 29.28
                                              2002   69,771  0.905 - 0.946    64,893        0.63      0.60 - 1.30  (23.37) - (22.78)
                                              2001   57,697  1.181 - 1.225    69,699        1.39      0.60 - 1.30  (22.46) - (21.88)

  CitiStreet Large Company Stock Fund -
    Class I                                   2004   97,505  1.111 - 1.221   114,889        0.84      0.30 - 1.30        8.58 - 9.41
                                              2003  100,111  1.061 - 1.116   109,591        0.71      0.60 - 1.30      26.46 - 27.40
                                              2002   94,934  0.839 - 0.876    81,790        0.67      0.60 - 1.30  (23.80) - (23.29)
                                              2001   77,891  1.101 - 1.142    87,734        0.88      0.60 - 1.30  (16.84) - (16.28)

  CitiStreet Small Company Stock Fund -
    Class I                                   2004   42,854  1.173 - 1.583    62,036        0.11      0.30 - 1.30      13.44 - 14.21
                                              2003   43,585  1.317 - 1.386    59,272        0.13      0.60 - 1.30      41.16 - 42.30
                                              2002   39,742  0.933 - 0.974    38,097        0.53      0.60 - 1.30  (24.70) - (24.20)
                                              2001   35,967  1.239 - 1.285    45,585        0.04      0.60 - 1.30        0.24 - 0.94

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                 2004      873  1.766 - 1.845     1,585        0.28      0.60 - 1.30      23.32 - 24.24
                                              2003      841  1.432 - 1.485     1,231          --      0.60 - 1.30      24.17 - 41.97
                                              2002      860  1.016 - 1.046       889        0.18      0.60 - 1.30  (12.64) - (12.10)
                                              2001      814  1.163 - 1.190       960          --      0.60 - 1.30   (10.88) - (9.30)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2004    1,917  2.343 - 2.444     4,627        1.97      0.60 - 1.30      29.66 - 30.63
                                              2003    1,612  1.807 - 1.871     2,989        2.30      0.60 - 1.30      32.28 - 33.17
                                              2002    1,255  1.366 - 1.405     1,748        1.72      0.60 - 1.30        3.17 - 3.92
                                              2001      446  1.324 - 1.352       598        1.51      0.60 - 1.30        7.38 - 8.16
  Delaware VIP Small Cap Value Series -
    Standard Class                            2004    3,428  2.119 - 2.214     7,492        0.19      0.60 - 1.30      19.92 - 20.72
                                              2003    2,943  1.767 - 1.834     5,334        0.36      0.60 - 1.30      40.13 - 41.19
                                              2002    2,374  1.261 - 1.299     3,054        0.43      0.60 - 1.30    (6.80) - (6.21)
                                              2001    1,211  1.353 - 1.385     1,665        0.77      0.60 - 1.30       2.97 - 13.03
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares                2004   10,538  1.123 - 1.797    17,225        0.20      0.30 - 1.30       9.14 - 10.72
                                              2003    9,736  1.564 - 1.623    15,601        0.03      0.60 - 1.30      30.01 - 30.89
                                              2002    9,248  1.203 - 1.240    11,350        0.04      0.60 - 1.30  (20.17) - (19.58)
                                              2001    7,243  1.507 - 1.542    11,085        0.48      0.60 - 1.30    (7.38) - (6.72)
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                            2004   15,847  1.057 - 1.106    17,235        1.63      0.60 - 1.30        3.63 - 4.44
                                              2003   17,426  1.020 - 1.059    18,200        1.40      0.60 - 1.30      19.72 - 20.48
                                              2002   18,325  0.852 - 0.879    15,933        1.07      0.60 - 1.30  (17.84) - (17.23)
                                              2001   19,502  1.037 - 1.062    20,537        0.86      0.60 - 1.30   (10.53) - (9.85)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2
    Shares                                    2004    1,196  1.334 - 1.350     1,614        0.66      0.60 - 1.30       8.79 - 12.03
                                              2003      410  1.200 - 1.205       494        0.04      0.60 - 1.30       7.60 - 20.50
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004      122  1.230 - 1.235       150        0.31      0.60 - 1.30       3.19 - 24.92
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004      412  1.153 - 1.158       477        0.63      0.60 - 1.30      14.91 - 18.24
  Templeton Global Asset Allocation Fund
    - Class 1 Shares                          2004    7,121  1.152 - 2.046     9,776        2.94      0.30 - 1.30      13.61 - 15.27
                                              2003    4,937  1.688 - 1.775     8,578        2.78      0.60 - 1.30      30.65 - 31.48
                                              2002    4,883  1.292 - 1.350     6,472        1.98      0.60 - 1.30    (8.68) - (4.73)
                                              2001    5,204  1.366 - 1.417     7,265        1.43      0.60 - 1.30  (10.89) - (10.26)
  Templeton Growth Securities Fund -
    Class 1 Shares                            2004   17,959  1.130 - 2.017    23,877        1.26      0.30 - 1.30      11.44 - 15.52
                                              2003   12,172  1.660 - 1.746    20,856        1.69      0.60 - 1.30      30.91 - 31.87
                                              2002   12,453  1.268 - 1.324    16,228        2.40      0.60 - 1.30  (19.34) - (18.82)
                                              2001   13,096  1.572 - 1.631    21,077        2.04      0.60 - 1.30    (2.30) - (1.57)
  Templeton Growth Securities Fund -
    Class 2 Shares                            2004      129  1.122 - 1.127       145        0.24      0.60 - 1.30      10.43 - 15.15
GREENWICH STREET SERIES FUND

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Appreciation Portfolio                      2004    1,023  1.011 - 1.037     1,053        1.26      0.60 - 1.30        7.44 - 8.13
                                              2003      792  0.941 - 0.959       755        0.84      0.60 - 1.30      23.01 - 23.74
                                              2002      455  0.765 - 0.775       351        2.50      0.60 - 1.30  (19.26) - (17.99)
                                              2001       80  0.940 - 0.945        75        0.12      0.60 - 1.30    (5.70) - (1.57)

  Equity Index Portfolio - Class II Shares    2004   23,266  0.887 - 0.923    21,188        1.39      0.60 - 1.30        8.83 - 9.62
                                              2003   22,712  0.815 - 0.842    18,912        1.09      0.60 - 1.30      25.97 - 27.00
                                              2002   19,638  0.647 - 0.663    12,900        2.06      0.60 - 1.30  (23.34) - (22.82)
                                              2001   13,716  0.844 - 0.859    11,713        0.74      0.60 - 1.30   (13.44) - (6.83)

  Fundamental Value Portfolio                 2004    4,907  1.046 - 1.073     5,218        0.70      0.60 - 1.30        6.84 - 7.52
                                              2003    4,424  0.979 - 0.998     4,385        0.69      0.60 - 1.30      36.73 - 37.85
                                              2002    3,352  0.716 - 0.724     2,417        1.54      0.60 - 1.30  (22.26) - (21.73)
                                              2001      810  0.921 - 0.925       748        0.12      0.60 - 1.30      (7.60) - 0.88
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004    3,899  1.060 - 1.088     4,219        2.32      0.60 - 1.30        6.85 - 7.62
                                              2003    3,548  0.992 - 1.011     3,573        1.94      0.60 - 1.30      12.22 - 13.09
                                              2002    2,785  0.884 - 0.894     2,485        2.42      0.60 - 1.30    (7.82) - (6.54)
                                              2001    1,236  0.959 - 0.964     1,191        1.80      0.60 - 1.30      (3.80) - 6.67

  Mid Cap Growth Portfolio - Service Shares   2004    1,273  0.864 - 0.887     1,123          --      0.60 - 1.30      18.84 - 19.86
                                              2003    1,047  0.727 - 0.740       773          --      0.60 - 1.30      16.16 - 33.82
                                              2002      849  0.546 - 0.553       469          --      0.60 - 1.30  (29.09) - (28.46)
                                              2001      339  0.770 - 0.773       262          --      0.60 - 1.30     (22.80) - 2.80

  Worldwide Growth Portfolio - Service        2004    2,181  0.773 - 0.793     1,722        0.94      0.60 - 1.30        3.20 - 3.93
    Shares                                    2003    2,057  0.749 - 0.763     1,566        0.85      0.60 - 1.30      21.54 - 22.87
                                              2002    1,912  0.614 - 0.621     1,185        0.72      0.60 - 1.30  (26.64) - (26.16)
                                              2001      864  0.837 - 0.841       726        0.14      0.60 - 1.30     (16.00) - 8.83
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004       68  1.124 - 1.128        77          --      0.60 - 1.15     (0.27) - 13.51

LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004      159  1.110 - 1.112       177        1.03      0.60 - 0.90      11.20 - 16.47

  Mid-Cap Value Portfolio                     2004      187  1.164 - 1.166       217        0.76      0.60 - 0.90      16.60 - 20.75
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004       10  1.075 - 1.080        10          --      0.60 - 1.30       0.00 - 13.01

PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative
    Class                                     2004    4,033  1.218 - 1.249     5,008        1.89      0.60 - 1.30        3.57 - 4.26
                                              2003    3,563  1.176 - 1.198     4,252        2.83      0.60 - 1.30        3.70 - 4.36
                                              2002    2,749  1.134 - 1.148     3,148        4.04      0.60 - 1.30        7.59 - 8.40
                                              2001      365  1.054 - 1.059       386        2.65      0.60 - 1.30      (1.95) - 5.70

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                           2004      142  0.775 - 0.796       112          --      0.60 - 1.30        6.16 - 7.09
                                              2003      120  0.730 - 0.744        89          --      0.60 - 1.30      30.36 - 31.22
                                              2002      166  0.560 - 0.567        94          --      0.60 - 1.30  (30.52) - (30.00)
                                              2001       58  0.806 - 0.810        47          --      0.60 - 1.30    (19.10) - 22.27
  Putnam VT International Equity Fund -
    Class IB Shares                           2004    2,037  1.015 - 1.041     2,112        1.54      0.60 - 1.30      14.69 - 15.54
                                              2003    1,973  0.885 - 0.901     1,773        0.76      0.60 - 1.30      26.97 - 27.80
                                              2002    1,440  0.697 - 0.705     1,014        0.55      0.60 - 1.30  (18.76) - (15.88)
                                              2001      424  0.858 - 0.862       365          --      0.60 - 1.30     (13.90) - 2.50
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004    2,899  1.617 - 1.659     4,789        0.34      0.60 - 1.30      24.58 - 25.49
                                              2003    2,145  1.298 - 1.322     2,828        0.30      0.60 - 1.30      47.67 - 48.71
                                              2002    1,532  0.879 - 0.889     1,359        0.11      0.60 - 1.30  (19.28) - (18.00)
                                              2001      358  1.089 - 1.094       392          --      0.60 - 1.30       2.92 - 22.77
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2004    6,589  1.759 - 1.836    11,938        0.56      0.60 - 1.30        6.93 - 7.62
                                              2003    6,152  1.645 - 1.706    10,378        0.28      0.60 - 1.30      37.20 - 38.25
                                              2002    5,324  1.199 - 1.234     6,512        0.50      0.60 - 1.30  (25.99) - (25.53)
                                              2001    3,421  1.620 - 1.657     5,629        1.04      0.60 - 1.30        0.56 - 6.43

  Investors Fund - Class I                    2004    2,314  1.544 - 1.613     3,681        1.49      0.60 - 1.30        8.89 - 9.65
                                              2003    2,322  1.418 - 1.471     3,375        1.49      0.60 - 1.30      30.69 - 31.57
                                              2002    2,119  1.085 - 1.118     2,347        1.28      0.60 - 1.30  (24.07) - (23.53)
                                              2001    1,704  1.429 - 1.462     2,475        1.31      0.60 - 1.30    (5.36) - (4.69)

  Small Cap Growth Fund - Class I             2004    1,365  1.045 - 1.072     1,458          --      0.60 - 1.30      13.71 - 14.41
                                              2003    1,028  0.919 - 0.937       961          --      0.60 - 1.30      47.04 - 48.03
                                              2002      721  0.625 - 0.633       456          --      0.60 - 1.30  (35.57) - (34.21)
                                              2001      201  0.970 - 0.975       196          --      0.60 - 1.30     (2.60) - 28.14

  Total Return Fund - Class I                 2004      557  1.239 - 1.295       707        1.70      0.60 - 1.30        7.37 - 8.10
                                              2003      652  1.154 - 1.198       768        1.77      0.60 - 1.30      14.37 - 15.30
                                              2002      585  1.009 - 1.039       600        1.63      0.60 - 1.30    (8.02) - (7.48)
                                              2001      386  1.097 - 1.123       429        2.39      0.60 - 1.30      (1.96) - 6.40
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio    2004      352  0.813 - 0.834       290        1.03      0.60 - 1.30        2.14 - 2.84
                                              2003      280  0.796 - 0.811       225        0.58      0.60 - 1.30      21.90 - 22.69
                                              2002      175  0.653 - 0.661       115        0.95      0.60 - 1.30  (26.96) - (26.47)
                                              2001       35  0.894 - 0.899        32          --      0.60 - 1.30    (10.30) - 12.31
  Smith Barney Premier Selections All
    Cap Growth Portfolio                      2004      111  0.870 - 0.893        98          --      0.60 - 1.30        1.52 - 2.29
                                              2003       92  0.857 - 0.873        80          --      0.60 - 1.30      32.46 - 33.49
                                              2002       68  0.647 - 0.654        44        0.06      0.60 - 1.30   (27.71) - (1.52)
                                              2001       44  0.895 - 0.899        40          --      0.60 - 1.30    (10.20) - 12.13
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II              2004      757  1.615 - 1.687     1,260          --      0.60 - 1.30      15.27 - 16.02
                                              2003      792  1.401 - 1.454     1,138        0.11      0.60 - 1.30      36.68 - 37.56
                                              2002      758  1.025 - 1.057       794        0.61      0.60 - 1.30  (24.19) - (23.57)
                                              2001      320  1.352 - 1.383       440        0.01      0.60 - 1.30     (1.14) - 13.23

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004      576  1.432 - 1.486       853        3.79      0.60 - 1.30        4.99 - 5.61
                                              2003      203  1.364 - 1.407       283        4.17      0.60 - 1.30      24.57 - 25.51
                                              2002      124  1.095 - 1.121       137        6.17      0.60 - 1.30    (8.14) - (7.51)
                                              2001      179  1.192 - 1.212       216        1.69      0.60 - 1.30    (2.13) - (1.46)

  Disciplined Mid Cap Stock Portfolio         2004    7,158  1.143 - 2.108    12,203        0.30      0.30 - 1.30      12.83 - 15.76
                                              2003    5,146  1.755 - 1.821     9,287        0.35      0.60 - 1.30      32.05 - 32.92
                                              2002    4,090  1.329 - 1.370     5,557        0.65      0.60 - 1.30  (15.46) - (14.80)
                                              2001    2,490  1.572 - 1.608     3,975        0.31      0.60 - 1.30    (5.24) - (4.63)

  Equity Income Portfolio                     2004   15,067  1.442 - 1.519    22,449        1.33      0.60 - 1.30        8.42 - 9.20
                                              2003   15,784  1.330 - 1.391    21,579        0.94      0.60 - 1.30      29.50 - 30.37
                                              2002   16,107  1.027 - 1.067    16,926        1.16      0.60 - 1.30  (15.05) - (14.43)
                                              2001   14,182  1.209 - 1.247    17,480        1.15      0.60 - 1.30    (7.85) - (7.15)

  Federated High Yield Portfolio              2004      274  1.306 - 1.373       369        7.78      0.60 - 1.30        8.92 - 9.66
                                              2003      266  1.199 - 1.252       327        7.79      0.60 - 1.30      20.87 - 21.67
                                              2002      247  0.992 - 1.029       250       15.57      0.60 - 1.30        2.37 - 6.19
                                              2001      274  0.969 - 0.990       270       11.51      0.80 - 1.30        0.62 - 1.12

  Federated Stock Portfolio                   2004    2,685  1.470 - 1.549     4,086        1.45      0.60 - 1.30        9.13 - 9.86
                                              2003    2,743  1.347 - 1.410     3,806        1.47      0.60 - 1.30      25.89 - 26.91
                                              2002    2,993  1.070 - 1.111     3,281        3.03      0.60 - 1.30  (20.33) - (19.84)
                                              2001    2,206  1.343 - 1.386     3,019        1.19      0.60 - 1.30      (0.57) - 0.81

  Large Cap Portfolio                         2004   13,190  1.190 - 1.253    16,215        0.78      0.60 - 1.30        5.12 - 5.83
                                              2003   14,307  1.132 - 1.184    16,654        0.40      0.60 - 1.30      23.04 - 23.98
                                              2002   14,465  0.920 - 0.955    13,622        0.49      0.60 - 1.30  (23.78) - (23.29)
                                              2001   14,058  1.207 - 1.245    17,297        0.52      0.60 - 1.30  (18.39) - (17.82)

  Lazard International Stock Portfolio        2004    2,240  1.036 - 1.092     2,396        1.64      0.60 - 1.30      14.22 - 15.07
                                              2003    2,070  0.907 - 0.949     1,928        1.89      0.60 - 1.30      26.85 - 27.90
                                              2002    2,200  0.715 - 0.742     1,608        2.17      0.60 - 1.30  (14.06) - (13.52)
                                              2001    2,109  0.832 - 0.858     1,787        0.17      0.60 - 1.30  (27.15) - (14.29)

  Merrill Lynch Large Cap Core Portfolio      2004    1,156  1.095 - 1.144     1,304        0.56      0.60 - 1.30      14.42 - 15.21
                                              2003    1,191  0.957 - 0.993     1,168        0.69      0.60 - 1.30      19.63 - 20.51
                                              2002    1,299  0.800 - 0.824     1,059        0.56      0.60 - 1.30  (26.13) - (25.63)
                                              2001    1,385  1.083 - 1.108     1,524        0.04      0.60 - 1.30  (23.46) - (22.89)

  MFS Emerging Growth Portfolio               2004      244  0.747 - 0.767       185          --      0.60 - 1.30      11.16 - 12.13
                                              2003      177  0.672 - 0.684       120          --      0.60 - 1.30      27.51 - 28.33
                                              2002       81  0.527 - 0.533        43          --      0.60 - 1.30  (35.10) - (34.68)
                                              2001       21  0.812 - 0.816        17          --      0.60 - 1.30     (18.50) - 0.62

  MFS Mid Cap Growth Portfolio                2004    5,294  1.228 - 1.283     6,674          --      0.60 - 1.30      12.66 - 13.44
                                              2003    5,251  1.090 - 1.131     5,852          --      0.60 - 1.30      35.24 - 36.27
                                              2002    5,016  0.806 - 0.830     4,116          --      0.60 - 1.30  (49.50) - (49.17)
                                              2001    4,207  1.596 - 1.633     6,811          --      0.60 - 1.30  (24.65) - (24.12)

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Value Portfolio                         2004       79  1.126 - 1.128        89        5.77      0.60 - 0.90      12.80 - 15.72

  Pioneer Fund Portfolio                      2004    2,736  1.110 - 1.340     3,474        0.93      0.30 - 1.30       9.36 - 10.47
                                              2003    2,802  1.153 - 1.213     3,333        1.54      0.60 - 1.30      22.14 - 23.02
                                              2002    2,722  0.944 - 0.986     2,639        7.00      0.60 - 1.30  (31.09) - (30.61)
                                              2001    2,695  1.370 - 1.421     3,778        1.86      0.60 - 1.30  (24.02) - (23.48)

  Social Awareness Stock Portfolio            2004    6,799  1.135 - 1.663    10,373        0.75      0.30 - 1.30       4.88 - 11.38
                                              2003    6,563  1.497 - 1.575    10,110        0.56      0.60 - 1.30      27.19 - 28.05
                                              2002    6,876  1.177 - 1.230     8,298        0.89      0.60 - 1.30  (25.83) - (25.27)
                                              2001    6,733  1.587 - 1.646    10,913        0.42      0.60 - 1.30  (16.74) - (16.19)

  Travelers Quality Bond Portfolio            2004    4,395  1.008 - 1.440     5,567        4.67      0.30 - 1.30        0.90 - 2.71
                                              2003    4,269  1.342 - 1.402     5,884        4.64      0.60 - 1.30        5.59 - 6.37
                                              2002    4,653  1.271 - 1.318     6,047        7.81      0.60 - 1.30        4.44 - 5.10
                                              2001    3,953  1.217 - 1.254     4,901        3.43      0.60 - 1.30        5.73 - 6.54

  U.S. Government Securities Portfolio        2004    7,259  1.016 - 1.746    11,106        4.36      0.30 - 1.30        1.80 - 5.50
                                              2003    7,210  1.574 - 1.655    11,703        4.90      0.60 - 1.30        1.42 - 2.10
                                              2002    7,122  1.552 - 1.621    11,349        8.06      0.60 - 1.30      12.22 - 12.96
                                              2001    4,336  1.383 - 1.435     6,131        4.00      0.60 - 1.30        4.46 - 5.21
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004    2,523  0.872 - 0.894     2,236        0.14      0.60 - 1.30        5.19 - 5.80
                                              2003    2,416  0.829 - 0.845     2,028          --      0.60 - 1.30       7.17 - 28.61
                                              2002    2,343  0.650 - 0.657     1,533          --      0.60 - 1.30  (24.77) - (24.40)
                                              2001       41  0.864 - 0.869        36          --      0.60 - 1.30    (13.30) - 16.89

  MFS Total Return Portfolio                  2004   14,252  1.077 - 1.988    26,401        2.82      0.30 - 1.30       6.63 - 10.81
                                              2003   12,880  1.706 - 1.794    22,689        2.38      0.60 - 1.30      15.04 - 15.82
                                              2002   12,280  1.483 - 1.549    18,717        6.90      0.60 - 1.30    (6.49) - (5.84)
                                              2001    8,720  1.586 - 1.645    14,173        2.65      0.60 - 1.30    (1.31) - (0.60)

  Pioneer Strategic Income Portfolio          2004    1,756  1.066 - 1.554     2,515        7.11      0.30 - 1.30       6.07 - 10.29
                                              2003    1,651  1.340 - 1.409     2,277        9.64      0.60 - 1.30      18.06 - 18.80
                                              2002    1,509  1.135 - 1.186     1,756       23.08      0.60 - 1.30        4.51 - 5.24
                                              2001    1,618  1.086 - 1.127     1,795        7.93      0.60 - 1.30        2.84 - 3.58
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004       20          1.007        21        3.12             0.60               0.50
                                              2003        1          1.002         1        0.34             0.60               0.20

  Smith Barney Aggressive Growth Portfolio    2004    8,370  0.906 - 0.930     7,722          --      0.60 - 1.30        8.50 - 9.28
                                              2003    7,500  0.835 - 0.851     6,345          --      0.60 - 1.30      32.75 - 33.81
                                              2002    5,161  0.629 - 0.636     3,272          --      0.60 - 1.30  (33.51) - (33.05)
                                              2001    1,387  0.946 - 0.950     1,316          --      0.60 - 1.30     (8.83) - 20.97

  Smith Barney High Income Portfolio          2004    1,336  1.054 - 1.407     1,770        8.38      0.30 - 1.30        4.77 - 9.84
                                              2003    1,307  1.219 - 1.281     1,640        8.14      0.60 - 1.30      25.93 - 26.71
                                              2002    1,132  0.968 - 1.011     1,123       22.80      0.60 - 1.30    (4.54) - (3.81)
                                              2001    1,203  1.014 - 1.051     1,246       12.06      0.60 - 1.30    (4.97) - (4.37)

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                          2004    5,177  0.984 - 1.168     5,384        0.96      0.30 - 1.30      15.30 - 17.19
                                              2003    5,260  0.846 - 0.890     4,590        1.06      0.60 - 1.30      25.89 - 26.78
                                              2002    5,518  0.672 - 0.702     3,811        1.01      0.60 - 1.30  (26.72) - (26.18)
                                              2001    5,444  0.917 - 0.951     5,106          --      0.60 - 1.30  (32.07) - (31.58)

  Smith Barney Large Cap Value Portfolio      2004    6,274  1.093 - 1.537     9,111        1.98      0.30 - 1.30        7.58 - 9.94
                                              2003    5,894  1.328 - 1.398     8,139        1.85      0.60 - 1.30      25.88 - 26.86
                                              2002    5,695  1.055 - 1.102     6,207        4.12      0.60 - 1.30  (26.38) - (25.84)
                                              2001    5,358  1.433 - 1.486     7,881        1.35      0.60 - 1.30    (9.36) - (8.72)
  Smith Barney Large Capitalization
    Growth Portfolio                          2004    4,539  1.439 - 1.504     6,709        0.35      0.60 - 1.30    (0.90) - (0.27)
                                              2003    4,607  1.452 - 1.508     6,846        0.02      0.60 - 1.30      45.64 - 46.69
                                              2002    4,345  0.997 - 1.028     4,414        0.36      0.60 - 1.30  (25.76) - (25.24)
                                              2001    4,277  1.343 - 1.375     5,828          --      0.60 - 1.30  (13.63) - (13.03)

  Smith Barney Money Market Portfolio         2004    4,166  1.004 - 1.260     4,892        0.89      0.30 - 1.30      (0.42) - 0.40
                                              2003    4,222  1.194 - 1.257     5,177        0.66      0.60 - 1.30      (0.67) - 0.08
                                              2002    4,781  1.202 - 1.256     5,876        1.26      0.60 - 1.30        0.00 - 0.72
                                              2001    4,451  1.202 - 1.247     5,453        3.59      0.60 - 1.30        2.30 - 3.06

  Strategic Equity Portfolio                  2004   33,929  1.108 - 1.538    45,007        1.41      0.30 - 1.30        8.85 - 9.81
                                              2003   31,777  1.334 - 1.404    43,833          --      0.60 - 1.30      30.78 - 31.83
                                              2002   33,264  1.020 - 1.065    34,911        0.59      0.60 - 1.30  (34.45) - (34.01)
                                              2001   34,857  1.556 - 1.614    55,564        0.20      0.60 - 1.30  (14.46) - (13.87)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004      307  1.452 - 1.469       448        0.49      0.60 - 1.30      12.70 - 16.77
                                              2003      124  1.256 - 1.258       155          --      0.60 - 0.90       9.12 - 25.80

  Emerging Growth Portfolio - Class II        2004      610  0.716 - 0.735       444          --      0.60 - 1.30        5.45 - 6.21
    Shares                                    2003      629  0.679 - 0.692       433          --      0.60 - 1.30       5.54 - 26.28
                                              2002      446  0.542 - 0.548       243        0.03      0.60 - 1.30  (33.50) - (33.09)
                                              2001       82  0.815 - 0.819        67          --      0.60 - 1.30    (18.20) - 11.48

  Enterprise Portfolio - Class II Shares      2004      135  0.803 - 0.824       109        0.13      0.60 - 1.30        2.42 - 3.13
                                              2003      123  0.784 - 0.799        97        0.24      0.60 - 1.30      11.57 - 25.04
                                              2002       97  0.632 - 0.639        61        0.05      0.60 - 1.30  (30.47) - (28.64)
                                              2001       15  0.909 - 0.913        14          --      0.60 - 1.30     (8.80) - 18.51
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                   2004      630  1.110 - 1.139       716        0.09      0.60 - 1.30      14.08 - 14.93
                                              2003      455  0.973 - 0.991       450          --      0.60 - 1.30      40.20 - 41.17
                                              2002      339  0.694 - 0.702       237          --      0.60 - 1.30  (26.64) - (25.96)
                                              2001       78  0.946 - 0.950        74          --      0.60 - 1.30     (5.66) - 22.38
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class   2004   21,303  1.098 - 1.882    27,354        1.53      0.30 - 1.30       8.18 - 10.84
                                              2003   14,930  1.614 - 1.698    24,870        1.80      0.60 - 1.30      28.61 - 29.52
                                              2002   15,555  1.255 - 1.311    20,059        1.79      0.60 - 1.30  (17.97) - (17.44)
                                              2001   17,148  1.530 - 1.588    26,859        1.73      0.60 - 1.30    (6.19) - (5.48)

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
  Growth Portfolio - Initial Class            2004   31,724  1.097 - 1.578    38,685        0.26      0.30 - 1.30        2.05 - 7.44
                                              2003   26,360  1.460 - 1.536    39,765        0.26      0.60 - 1.30      31.18 - 32.07
                                              2002   26,480  1.113 - 1.163    30,326        0.26      0.60 - 1.30  (31.04) - (30.53)
                                              2001   28,726  1.614 - 1.674    47,480        0.08      0.60 - 1.30  (18.69) - (18.14)

  High Income Portfolio - Initial Class       2004    2,689  1.061 - 1.161     2,914        8.03      0.30 - 1.30        5.26 - 8.91
                                              2003    2,520  1.014 - 1.066     2,634        7.19      0.60 - 1.30      25.65 - 26.45
                                              2002    2,589  0.807 - 0.843     2,145       11.30      0.60 - 1.30        2.15 - 2.80
                                              2001    2,879  0.790 - 0.820     2,327       13.79      0.60 - 1.30  (12.90) - (12.21)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial Class     2004   11,117  1.053 - 1.613    13,273        2.72      0.30 - 1.30        4.10 - 4.81
                                              2003    8,687  1.463 - 1.539    13,123        3.57      0.60 - 1.30      16.48 - 17.30
                                              2002    9,186  1.256 - 1.312    11,866        4.16      0.60 - 1.30    (9.90) - (9.27)
                                              2001   10,582  1.394 - 1.446    15,105        4.27      0.60 - 1.30    (5.36) - (4.68)

  Contrafund(R) Portfolio - Service Class 2   2004    7,790  1.215 - 1.247     9,673        0.19      0.60 - 1.30      13.66 - 14.51
                                              2003    6,001  1.069 - 1.089     6,515        0.26      0.60 - 1.30      26.51 - 27.37
                                              2002    4,314  0.845 - 0.855     3,677        0.50      0.60 - 1.30   (10.77) - (8.23)
                                              2001    1,537  0.947 - 0.951     1,462          --      0.60 - 1.30      (5.00) - 3.15
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004      161  0.949 - 0.974       156          --      0.60 - 1.30      (0.11) - 0.62
                                              2003      188  0.950 - 0.968       181          --      0.60 - 1.30       2.58 - 24.26
                                              2002      141  0.770 - 0.779       110        0.28      0.60 - 1.30    (8.77) - (8.14)
                                              2001       15  0.844 - 0.848        12          --      0.60 - 1.30    (15.30) - 24.12

  Mid Cap Portfolio - Service Class 2         2004    4,859  1.534 - 1.574     7,621          --      0.60 - 1.30      23.02 - 23.94
                                              2003    2,634  1.247 - 1.270     3,336        0.20      0.60 - 1.30      36.43 - 49.70
                                              2002    1,414  0.914 - 0.924     1,304        0.38      0.60 - 1.30   (11.18) - (8.31)
                                              2001      261  1.029 - 1.034       269          --      0.60 - 1.30       2.58 - 12.95

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               DREYFUS STOCK
                                                                           INDEX FUND - INITIAL
                                           CAPITAL APPRECIATION FUND               SHARES                   HIGH YIELD BOND TRUST
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   43,261,222     44,681,198      14,993,496       14,628,241      3,728,037      3,226,065
Accumulation units purchased and
  transferred from other funding options   39,058,699      7,380,195      15,708,120        3,994,657      2,215,137      1,365,934
Accumulation units redeemed and
  transferred to other funding options .  (28,126,697)    (8,800,171)    (10,646,162)      (3,629,402)    (1,684,883)      (863,962)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   54,193,224     43,261,222      20,055,454       14,993,496      4,258,291      3,728,037
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                             AIM V.I. PREMIER
                                             MANAGED ASSETS TRUST           MONEY MARKET PORTFOLIO         EQUITY FUND - SERIES I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   22,392,829     23,202,462      11,804,850       13,382,758        609,632        526,382
Accumulation units purchased and
  transferred from other funding options    6,979,288      2,864,277       8,166,947       15,357,362        208,210        223,745
Accumulation units redeemed and
  transferred to other funding options .   (6,333,566)    (3,673,910)     (9,217,176)     (16,935,270)       (98,402)      (140,495)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   23,038,551     22,392,829      10,754,621       11,804,850        719,440        609,632
                                          ===========    ===========     ===========      ===========    ===========   ============

                                            GLOBAL GROWTH FUND -                GROWTH FUND -               GROWTH-INCOME FUND -
                                               CLASS 2 SHARES                  CLASS 2 SHARES                  CLASS 2 SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................           --             --              --               --             --             --
Accumulation units purchased and
  transferred from other funding options      591,647             --       1,330,545               --        924,752             --
Accumulation units redeemed and
  transferred to other funding options .       (3,745)            --         (14,498)              --         (6,824)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      587,902             --       1,316,047               --        917,928             --
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                             CITISTREET LARGE
                                           CITISTREET DIVERSIFIED         CITISTREET INTERNATIONAL            COMPANY STOCK
                                             BOND FUND - CLASS I            STOCK FUND - CLASS I              FUND - CLASS I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   67,200,067     70,559,839      61,503,146       69,771,282    100,110,726     94,933,719
Accumulation units purchased and
  transferred from other funding options   27,931,734     20,910,662      23,036,140       25,717,096     34,766,080     33,301,722
Accumulation units redeemed and
  transferred to other funding options .  (22,081,141)   (24,261,797)    (27,296,009)     (33,983,914)   (37,369,901)   (28,122,555)
Annuity units ..........................       (8,419)        (8,637)         (1,285)          (1,318)        (2,105)        (2,160)
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   73,042,241     67,200,067      57,241,992       61,503,146     97,504,800    100,110,726
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              CITISTREET SMALL               CREDIT SUISSE TRUST
                                               COMPANY STOCK                  EMERGING MARKETS              DELAWARE VIP REIT
                                               FUND - CLASS I                     PORTFOLIO               SERIES - STANDARD CLASS
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   43,585,351     39,741,839         841,123          859,590      1,611,960      1,255,100
Accumulation units purchased and
  transferred from other funding options   19,473,980     17,298,383         567,568          192,680        893,077        790,942
Accumulation units redeemed and
  transferred to other funding options .  (20,203,107)   (13,452,773)       (535,717)        (211,147)      (588,183)      (434,082)
Annuity units ..........................       (2,046)        (2,098)             --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   42,854,178     43,585,351         872,974          841,123      1,916,854      1,611,960
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                 DELAWARE VIP                   DREYFUS VIF -
                                               SMALL CAP VALUE               DEVELOPING LEADERS                 DREYFUS VIF -
                                              SERIES - STANDARD              PORTFOLIO - INITIAL          APPRECIATION PORTFOLIO -
                                                    CLASS                          SHARES                      INITIAL SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,942,615      2,374,109       9,736,487        9,248,016     17,426,279     18,325,175
Accumulation units purchased and
  transferred from other funding options    1,063,752      1,080,651       4,603,883        2,939,834      1,578,251      2,729,707
Accumulation units redeemed and
  transferred to other funding options .     (578,011)      (512,145)     (3,802,750)      (2,451,363)    (3,158,025)    (3,628,603)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    3,428,356      2,942,615      10,537,620        9,736,487     15,846,505     17,426,279
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                MUTUAL SHARES               TEMPLETON DEVELOPING             TEMPLETON FOREIGN
                                              SECURITIES FUND -              MARKETS SECURITIES              SECURITIES FUND -
                                               CLASS 2 SHARES               FUND - CLASS 2 SHARES              CLASS 2 SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      410,069             --              --               --             --             --
Accumulation units purchased and
  transferred from other funding options      890,545        557,233         126,416               --        425,155             --
Accumulation units redeemed and
  transferred to other funding options .     (104,127)      (147,164)         (4,761)              --        (12,911)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    1,196,487        410,069         121,655               --        412,244             --
                                          ===========    ===========     ===========      ===========    ===========   ============

                                               TEMPLETON GLOBAL               TEMPLETON GROWTH               TEMPLETON GROWTH
                                            ASSET ALLOCATION FUND -           SECURITIES FUND -              SECURITIES FUND -
                                                CLASS 1 SHARES                 CLASS 1 SHARES                  CLASS 2 SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    4,937,045      4,882,745      12,172,284       12,453,182             --             --
Accumulation units purchased and
  transferred from other funding options    5,910,384        480,780      15,071,773        1,398,855        128,955             --
Accumulation units redeemed and
  transferred to other funding options .   (3,726,078)      (426,480)     (9,285,154)      (1,679,753)            (1)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    7,121,351      4,937,045      17,958,903       12,172,284        128,954             --
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                EQUITY INDEX
                                                                            PORTFOLIO - CLASS II                FUNDAMENTAL
                                            APPRECIATION PORTFOLIO                 SHARES                     VALUE PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      791,590        454,923      22,712,367       19,637,662      4,424,197      3,352,186
Accumulation units purchased and
  transferred from other funding options      325,473        596,259       4,804,383        7,260,706      1,281,516      1,630,376
Accumulation units redeemed and
  transferred to other funding options .      (93,654)      (259,592)     (4,250,533)      (4,186,001)      (798,949)      (558,365)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    1,023,409        791,590      23,266,217       22,712,367      4,906,764      4,424,197
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                               MID CAP GROWTH                WORLDWIDE GROWTH
                                            BALANCED PORTFOLIO -            PORTFOLIO - SERVICE            PORTFOLIO - SERVICE
                                                SERVICE SHARES                     SHARES                          SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    3,547,661      2,784,729       1,046,541          849,265      2,057,178      1,911,749
Accumulation units purchased and
  transferred from other funding options    1,158,172      1,273,693         384,541          442,033      1,489,900        606,697
Accumulation units redeemed and
  transferred to other funding options .     (807,193)      (510,761)       (158,118)        (244,757)    (1,365,922)      (461,268)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    3,898,640      3,547,661       1,272,964        1,046,541      2,181,156      2,057,178
                                          ===========    ===========     ===========      ===========    ===========   ============

                                              LAZARD RETIREMENT              GROWTH AND INCOME                MID-CAP VALUE
                                             SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................           --             --              --               --             --             --
Accumulation units purchased and
  transferred from other funding options       68,682             --         363,292               --        186,520             --
Accumulation units redeemed and
  transferred to other funding options .         (215)            --        (204,330)              --             --             --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................       68,467             --         158,962               --        186,520             --
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                 OPPENHEIMER                                                PUTNAM VT DISCOVERY
                                            MAIN STREET FUND/VA -          TOTAL RETURN PORTFOLIO -        GROWTH FUND - CLASS IB
                                                SERVICE SHARES              ADMINISTRATIVE CLASS                  SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................           --             --       3,563,248        2,749,155        119,751        165,677
Accumulation units purchased and
  transferred from other funding options        9,689             --       1,553,335        1,932,525         69,470        176,532
Accumulation units redeemed and
  transferred to other funding options .           (1)            --      (1,083,285)      (1,118,432)       (47,053)      (222,458)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................        9,688             --       4,033,298        3,563,248        142,168        119,751
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  PUTNAM VT                      PUTNAM VT
                                            INTERNATIONAL EQUITY                 SMALL CAP
                                              FUND - CLASS IB                  VALUE FUND -                   ALL CAP FUND -
                                                   SHARES                     CLASS IB SHARES                    CLASS I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    1,972,857      1,440,437       2,145,351        1,531,568      6,152,452      5,324,154
Accumulation units purchased and
  transferred from other funding options    1,494,996      4,226,400       1,221,803        1,120,768      1,529,132      2,337,779
Accumulation units redeemed and
  transferred to other funding options .   (1,430,486)    (3,693,980)       (468,148)        (506,985)    (1,092,262)    (1,509,481)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,037,367      1,972,857       2,899,006        2,145,351      6,589,322      6,152,452
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                 SMALL CAP
                                                                                GROWTH FUND -                  TOTAL RETURN
                                           INVESTORS FUND - CLASS I                CLASS I                    FUND - CLASS I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,322,027      2,119,049       1,027,530          720,621        652,355        584,840
Accumulation units purchased and
  transferred from other funding options      485,772        670,978         602,021          465,831         88,942        132,008
Accumulation units redeemed and
  transferred to other funding options .     (493,432)      (468,000)       (264,647)        (158,922)      (184,184)       (64,493)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,314,367      2,322,027       1,364,904        1,027,530        557,113        652,355
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                SMITH BARNEY
                                                SMITH BARNEY                 PREMIER SELECTIONS
                                             DIVIDEND STRATEGY                ALL CAP GROWTH                  STRONG MULTI
                                                 PORTFOLIO                        PORTFOLIO                 CAP VALUE FUND II
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      280,179        174,915          91,892           67,996        791,652        757,672
Accumulation units purchased and
  transferred from other funding options      128,086        157,490          48,560           55,212        177,511        245,319
Accumulation units redeemed and
  transferred to other funding options .      (56,056)       (52,226)        (29,557)         (31,316)      (211,951)      (211,339)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      352,209        280,179         110,895           91,892        757,212        791,652
                                          ===========    ===========     ===========      ===========    ===========   ============

                                            CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
                                                  PORTFOLIO                    STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      202,700        123,822       5,145,709        4,090,294     15,783,588     16,107,301
Accumulation units purchased and
  transferred from other funding options      420,587         88,606       4,734,402        2,183,585      2,126,306      3,268,539
Accumulation units redeemed and
  transferred to other funding options .      (47,343)        (9,728)     (2,722,480)      (1,128,170)    (2,842,455)    (3,592,252)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      575,944        202,700       7,157,631        5,145,709     15,067,439     15,783,588
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               FEDERATED HIGH                 FEDERATED STOCK
                                              YIELD PORTFOLIO                    PORTFOLIO                  LARGE CAP PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      265,898        247,093       2,742,591        2,992,630     14,306,949     14,464,628
Accumulation units purchased and
  transferred from other funding options       43,567         47,283         329,984          493,174      1,577,312      2,637,132
Accumulation units redeemed and
  transferred to other funding options .      (35,102)       (28,478)       (387,543)        (743,213)    (2,693,865)    (2,794,811)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      274,363        265,898       2,685,032        2,742,591     13,190,396     14,306,949
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                               MERRILL LYNCH
                                            LAZARD INTERNATIONAL              LARGE CAP CORE                   MFS EMERGING
                                              STOCK PORTFOLIO                    PORTFOLIO                   GROWTH PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,069,720      2,200,072       1,190,966        1,298,602        177,162         81,218
Accumulation units purchased and
  transferred from other funding options      957,279        532,355         283,499          221,233        113,907        103,616
Accumulation units redeemed and
  transferred to other funding options .     (786,594)      (662,707)       (318,336)        (328,869)       (47,330)        (7,672)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,240,405      2,069,720       1,156,129        1,190,966        243,739        177,162
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                 MFS MID CAP
                                              GROWTH PORTFOLIO              MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    5,250,828      5,016,084              --               --      2,801,867      2,722,018
Accumulation units purchased and
  transferred from other funding options    1,102,069      1,621,369          78,956               --      1,135,503        693,121
Accumulation units redeemed and
  transferred to other funding options .   (1,059,163)    (1,386,625)             --               --     (1,201,334)      (613,272)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    5,293,734      5,250,828          78,956               --      2,736,036      2,801,867
                                          ===========    ===========     ===========      ===========    ===========   ============

                                              SOCIAL AWARENESS               TRAVELERS QUALITY                U.S. GOVERNMENT
                                              STOCK PORTFOLIO                 BOND PORTFOLIO               SECURITIES PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    6,563,046      6,876,125       4,269,190        4,653,139      7,210,019      7,121,510
Accumulation units purchased and
  transferred from other funding options    2,434,533      1,713,716       2,312,082        1,163,130      3,472,391      3,259,117
Accumulation units redeemed and
  transferred to other funding options .   (2,198,446)    (2,026,795)     (2,186,375)      (1,547,079)    (3,423,135)    (3,170,608)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    6,799,133      6,563,046       4,394,897        4,269,190      7,259,275      7,210,019
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 AIM CAPITAL                     MFS TOTAL                   PIONEER STRATEGIC
                                           APPRECIATION PORTFOLIO            RETURN PORTFOLIO                INCOME PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,416,132      2,342,947      12,880,061       12,280,023      1,650,737      1,509,285
Accumulation units purchased and
  transferred from other funding options      407,478        501,434       4,702,580        3,466,875        627,223        405,788
Accumulation units redeemed and
  transferred to other funding options .     (300,764)      (428,249)     (3,330,621)      (2,866,837)      (521,493)      (264,336)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,522,846      2,416,132      14,252,020       12,880,061      1,756,467      1,650,737
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                SB ADJUSTABLE
                                                 RATE INCOME                     SMITH BARNEY                   SMITH BARNEY
                                             PORTFOLIO - CLASS I              AGGRESSIVE GROWTH                 HIGH INCOME
                                                   SHARES                         PORTFOLIO                      PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................        1,000             --       7,500,302        5,160,853      1,307,485      1,131,866
Accumulation units purchased and
  transferred from other funding options       19,413          1,000       2,809,471        3,863,047        380,890        468,367
Accumulation units redeemed and
  transferred to other funding options .           --             --      (1,939,787)      (1,523,598)      (352,050)      (292,748)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................       20,413          1,000       8,369,986        7,500,302      1,336,325      1,307,485
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                SMITH BARNEY
                                               INTERNATIONAL                    SMITH BARNEY                   SMITH BARNEY
                                               ALL CAP GROWTH                 LARGE CAP VALUE              LARGE CAPITALIZATION
                                                 PORTFOLIO                       PORTFOLIO                   GROWTH PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    5,260,026      5,517,864       5,893,751        5,694,600      4,606,855      4,345,230
Accumulation units purchased and
  transferred from other funding options    3,115,292      4,895,505       1,706,898        1,380,151      1,166,222      1,495,268
Accumulation units redeemed and
  transferred to other funding options .   (3,197,832)    (5,153,343)     (1,326,687)      (1,181,000)    (1,234,357)    (1,233,643)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    5,177,486      5,260,026       6,273,962        5,893,751      4,538,720      4,606,855
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                SMITH BARNEY
                                                MONEY MARKET                  STRATEGIC EQUITY             COMSTOCK PORTFOLIO -
                                                 PORTFOLIO                       PORTFOLIO                   CLASS II SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    4,222,384      4,780,512      31,776,625       33,264,199        123,584             --
Accumulation units purchased and
  transferred from other funding options    6,333,918      6,787,668      18,668,821        4,551,450        209,196        123,584
Accumulation units redeemed and
  transferred to other funding options .   (6,389,946)    (7,345,796)    (16,516,082)      (6,039,024)       (25,938)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    4,166,356      4,222,384      33,929,364       31,776,625        306,842        123,584
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               EMERGING GROWTH                                                 SMITH BARNEY
                                             PORTFOLIO - CLASS II           ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH
                                                   SHARES                      CLASS II SHARES            OPPORTUNITIES PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      628,820        445,834         122,526           96,511        455,455        338,553
Accumulation units purchased and
  transferred from other funding options      246,114        374,296          79,964           80,412        246,049        188,270
Accumulation units redeemed and
  transferred to other funding options .     (264,849)      (191,310)        (67,841)         (54,397)       (71,091)       (71,368)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      610,085        628,820         134,649          122,526        630,413        455,455
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                                HIGH INCOME
                                               EQUITY - INCOME               GROWTH PORTFOLIO -            PORTFOLIO - INITIAL
                                          PORTFOLIO - INITIAL CLASS             INITIAL CLASS                      CLASS
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   14,930,474     15,555,104      26,359,793       26,480,283      2,519,953      2,588,920
Accumulation units purchased and
  transferred from other funding options   17,776,282      1,712,192      26,080,145        3,309,664      2,001,693        343,569
Accumulation units redeemed and
  transferred to other funding options .  (11,404,168)    (2,336,822)    (20,716,421)      (3,430,154)    (1,832,340)      (412,536)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   21,302,588     14,930,474      31,723,517       26,359,793      2,689,306      2,519,953
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                              DYNAMIC CAPITAL
                                                ASSET MANAGER             CONTRAFUND(R) PORTFOLIO -        APPRECIATION PORTFOLIO -
                                          PORTFOLIO - INITIAL CLASS            SERVICE CLASS 2                SERVICE CLASS 2
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    8,687,131      9,186,353       6,001,359        4,313,614        187,943        141,374
Accumulation units purchased and
  transferred from other funding options    8,786,013        508,124       2,402,261        2,377,696        103,921         73,636
Accumulation units redeemed and
  transferred to other funding options .   (6,356,031)    (1,007,346)       (613,505)        (689,951)      (130,433)       (27,067)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   11,117,113      8,687,131       7,790,115        6,001,359        161,431        187,943
                                          ===========    ===========     ===========      ===========    ===========   ============

                                             MID CAP PORTFOLIO -
                                                   SERVICE
                                                   CLASS 2                         COMBINED
                                          --------------------------    -----------------------------
                                             2004           2003            2004             2003
                                             ----           ----            ----             ----
Accumulation and annuity units
  beginning of year ....................    2,634,488      1,413,656     681,113,163      673,260,417
Accumulation units purchased and
  transferred from other funding options    2,710,979      1,612,695     350,826,034      218,461,988
Accumulation units redeemed and
  transferred to other funding options .     (486,264)      (391,863)   (294,945,806)    (210,595,029)
Annuity units ..........................           --             --         (13,855)         (14,213)
                                          -----------    -----------    ------------     ------------
Accumulation and annuity units
  end of year ..........................    4,859,203      2,634,488     736,979,536      681,113,163
                                          ===========    ===========    ============     ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account QP for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account QP for Variable Annuities or shares of Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account QP for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expeneses.


VG-QP (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005 (the "Acquisition Date"), the Company and other affiliated entities, including substantially all of Citigroup's international insurance businesses, and excluding Primerica Life and its subsidiaries, were acquired by MetLife from CIHC for $12.0 billion.

Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $1.2 billion decrease i n the Company's equity. Reflected in this charge is an allocation of $814 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company.

In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                    GOLDTRACK
                                GOLDTRACK SELECT



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415















L-12549S                                                           December 2005

                                     PART C

                                OTHER INFORMATION
                               -------------------

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements

(b)    Exhibits

      EXHIBIT
      NUMBER       DESCRIPTION

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-00165, filed January 11, 1996.)

       2.          Exempt.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-00165, filed August 27, 1996.)

       5.          None.

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-00165, filed April 30, 1997.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.          Not Applicable.

      12.          Not Applicable.

      15.          Powers of Attorney authorizing Michele H. Abate, Thomas S.
                   Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
------------------                             --------------------------
C. Robert Henrikson (a)                        Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                      Director
Lisa M. Weber (a)                              Director
Steven A. Kandarian (b)                        Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                          Executive Vice President and General Counsel
Gwenn L. Carr (a)                              Senior Vice President and Secretary
Michael K. Farrell (b)                         Senior Vice President
Hugh C. McHaffie (d)                           Senior Vice President
Joseph J. Prochaska, Jr. (a)                   Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                           Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                      Senior Vice President and Treasurer
Roberto Baron (a)                              Vice President and Senior Actuary
Steven J. Brash (a)                            Vice President
William D. Cammarata (f)                       Vice President
Elizabeth M. Forget (g)                        Vice President
S. Peter Headley (h)                           Vice President and Assistant Secretary
Daniel D. Jordan (d)                           Vice President and Assistant Secretary
Bennett Kleinberg (c)                          Vice President and Actuary
Paul L. LeClair (d)                            Vice President and Actuary
Gene L. Lunman (c)                             Vice President
Joseph J. Massimo (f)                          Vice President
Daniel A. O'Neill (b)                          Vice President
Mark S. Reilly (c)                             Vice President
Mark J. Remington (c)                          Vice President
Jonathan L. Rosenthal (b)                      Chief Hedging Officer
Kevin M. Thornwarth (b)                        Vice President
Mark. H. Wilsmann (b)                          Vice President
Louis P. DiGiacomo (a)                         Assistant Vice President
Christopher A. Kremer (d)                      Assistant Vice President and Actuary
Sharon A. Owens (c)                            Assistant Vice President
Ellen N. Derrig (b)                            Assistant Secretary
William P. Gardella (b)                        Assistant Secretary
Nancy J. Hammer (i)                            Assistant Secretary
Donald J. Healy, Jr. (j)                       Assistant Secretary
Mark T. Pallis (k)                             Assistant Secretary
Edward M. Pollock (k)                          Assistant Secretary
Gregory M. Harrison (a)                        Assistant Treasurer
James W. Koeger (l)                            Assistant Treasurer
Patricia M. Wersching (l)                      Assistant Treasurer
Joseph A. Zdeb (a)                             Assistant Treasurer


PRINCIPAL BUSINESS ADDRESS:

(a)  One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York
     11101
(b)  10 Park Avenue, Morristown, NJ 07962
(c)  185 Asylum Street, Hartford, CT 06103
(d)  501 Boylston Street, Boston, MA 02116
(e)  501 Route 22, Bridgewater, NJ 08807
(f)  18210 Crane Nest Drive, Tampa, FL 33647
(g)  260 Madison Avenue, New York, NY 10016
(h)  6750 Poplar Avenue, Germantown, TN 38138
(i)  2400 Lakeview Parkway, Alpharetta, GA 30004
(j)  2021 Spring Road, Oak Brook, IL 60523
(k)  400 South El Camino Real, San Mateo, CA 94402
(l)  13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 58,486 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER
         --------------------              ---------------------
         Leslie Sutherland (a)             President

         Steven J. Brash (a)               Vice President

         Debora L. Buffington (b)          Vice President, Director of
                                           Compliance

         Charles M. Deuth (a)              Vice President, National Accounts

         Anthony J. Dufault (b)            Vice President

         James R. Fitzpatrick (b)          Vice President

         Elizabeth M. Forget (c)           Vice President and Chief Marketing
                                           Officer

         Helayne F. Klier (c)              Vice President

         Paul M. Kos (b)                   Vice President

         Paul A. LaPiana (b)               Vice President, Life Insurance
                                           Distribution Division

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER
         --------------------              ---------------------
         Richard C. Pearson (b)            Vice President and Secretary

         John E. Petersen (e)              Vice President

         Robert H. Petersen (e)            Vice President and Chief Financial
                                           Officer

         Deron J. Richens (b)              Vice President

         Paul A. Smith (a)                 Vice President

         Cathy Sturdivant (b)              Vice President

         Paulina Vakouros (c)              Vice President

         Edward C. Wilson (b)              Vice President and Chief Distribution
                                           Officer

         James R. Allen (b)                Assistant Vice President

         Robert H. Bruce (b)               Assistant Vice President

         Jeffrey A. Tupper (b)             Assistant Vice President

         Anthony J. Williamson  (a)        Treasurer

         Jonnie L. Crawford (b)            Assistant Secretary

         Gregory M. Harrison               Assistant Treasurer

         James W. Koeger (d)               Assistant Treasurer

         Michael K. Farrell (f)            Manager

         Craig W. Markham (d)              Manager

         William J. Toppeta (a)            Manager

     (a) MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
     (b)  5 Park Plaza, Suite 1900, Irvine, CA 92614
     (c)  260 Madison Avenue, New York, NY 10016
     (d)  13045 Tesson Ferry Road, St. Louis, MO 63128
     (e)  485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
     (f)  10 Park Avenue, Morristown, NJ 07962


 (c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

       The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 2nd day of December, 2005.




            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                            By: /s/ Bennett D. Kleinberg
                                ----------------------------
                                Bennett D. Kleinberg, Vice President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 2nd day of December, 2005.


*C. ROBERT HENRIKSON                     Director, Chairman, President and Chief
--------------------------               Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                        Senior Vice President and Chief
--------------------------               Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                Senior Vice President and Chief
--------------------------               Accounting Officer
(Joseph J. Prochaska, Jr)

*LELAND C, LAUNER, JR.                   Director
--------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                           Director
--------------------------
(Lisa M. Weber)



*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
      10.        Consent of KPMG LLP, Independent Registered Public
                 Accounting Firm.